UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-08510

Matthews International Funds
(Exact name of registrant as specified in charter)

Four Embarcadero Center, Suite 550
San Francisco, CA 94111
(Address of principal executive offices) (Zip code)

William J. Hackett, President
Four Embarcadero Center, Suite 550
San Francisco, CA 94111
(Name and address of agent for service)

Registrant’s telephone number, including area code:         415-788-7553

      Date of fiscal year end:   December 31

Date of reporting period:   March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, N.E., Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Matthews Asia Strategic Income Fund	March 31, 2017
Schedule of Investments[a] (unaudited)

		Face Amount*	Value

NON-CONVERTIBLE CORPORATE BONDS: 52.6%
CHINA/HONG KONG: 14.4%
Standard Chartered PLC 6.500%[b], 12/29/49		3,700,000	$3,635,635
China Hongqiao Group, Ltd. 6.875%, 05/03/18		3,000,000	2,819,976
HSBC Holdings PLC 6.375%[b], 12/29/49		2,500,000	2,543,750
Unigroup International Holdings, Ltd. 6.000%, 12/10/20		1,200,000	1,273,527

Total China/Hong Kong			10,272,888

INDIA: 13.1%
TML Holdings Pte, Ltd. 5.750%, 05/07/21		2,000,000	2,089,898
Housing Development Finance Corp., Ltd. 9.240%, 06/24/24	INR	100,000,000	1,654,941
Housing Development Finance Corp., Ltd. 8.950%, 03/21/23	INR	100,000,000	1,623,762
Power Finance Corp., Ltd. 7.470%, 09/16/21	INR	90,000,000	1,390,308
Rural Electrification Corp., Ltd. 9.340%, 08/25/24	INR	52,000,000	881,721
Power Grid Corp. of India, Ltd., Series B 9.300%, 09/04/24	INR	52,000,000	879,987
Rural Electrification Corp., Ltd. 9.020%, 06/18/19	INR	50,000,000	798,119

Total India			9,318,736

SRI LANKA: 7.5%
DFCC Bank PLC 9.625%, 10/31/18		2,650,000	2,755,152
National Savings Bank 5.150%, 09/10/19		2,000,000	2,034,000
National Savings Bank 8.875%, 09/18/18		500,000	532,500

Total Sri Lanka			5,321,652

UNITED STATES: 5.4%
Sprint Communications, Inc. 6.000%, 11/15/22		3,750,000	3,834,375

Total United States			3,834,375

SOUTH KOREA: 5.1%
Harvest Operations Corp. 6.875%, 10/01/17		3,620,000	3,638,100

Total South Korea			3,638,100

VIETNAM: 4.2%
Debt and Asset Trading Corp. 1.000%, 10/10/25		5,100,000	2,960,550

Total Vietnam			2,960,550

INDONESIA: 2.9%
Alam Synergy Pte, Ltd. 6.950%, 03/27/20[c]		1,500,000	1,541,250
Alam Synergy Pte, Ltd. 6.950%, 03/27/20		500,000	513,750

Total Indonesia			2,055,000

TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $36,164,083)			37,401,301

		Face Amount*	Value

FOREIGN GOVERNMENT OBLIGATIONS: 36.1%
INDONESIA: 13.3%
Indonesia Treasury Bond 8.375%, 03/15/34	IDR	42,000,000,000	$3,331,507
Indonesia Treasury Bond 8.375%, 03/15/24	IDR	40,500,000,000	3,233,538
Indonesia Treasury Bond 7.875%, 04/15/19	IDR	38,000,000,000	2,914,412

Total Indonesia			9,479,457

SRI LANKA: 7.9%
Sri Lanka Government Bond 6.125%, 06/03/25		2,400,000	2,399,669
Sri Lanka Government Bond 8.500%, 07/15/18	LKR	257,000,000	1,631,235
Sri Lanka Government Bond 8.750%, 10/15/18	LKR	257,000,000	1,627,903

Total Sri Lanka			5,658,807

MALAYSIA: 5.5%
Malaysia Government Investment Issue 3.508%, 05/15/18	MYR	17,300,000	3,912,654

Total Malaysia			3,912,654

PAKISTAN: 4.7%
Pakistan Government Bond 8.250%, 04/15/24		3,000,000	3,316,008

Total Pakistan			3,316,008

VIETNAM: 4.2%
Socialist Republic of Vietnam 5.200%, 01/12/22	VND	43,000,000,000	1,886,678
Socialist Republic of Vietnam 4.800%, 11/19/24		1,055,000	1,075,252

Total Vietnam			2,961,930

SOUTH KOREA: 0.5%
Korea Treasury Bond 3.500%, 03/10/24	KRW	400,000,000	390,931

Total South Korea			390,931

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $25,602,183)			25,719,787

CONVERTIBLE CORPORATE BONDS: 8.7%
INDONESIA: 4.8%
Delta Investment Horizon International, Ltd., Cnv. 3.000%, 05/26/20		3,500,000	3,395,000

Total Indonesia			3,395,000

THAILAND: 3.9%
CP Foods Holdings, Ltd., Cnv. 0.500%, 09/22/21		2,800,000	2,806,300

Total Thailand			2,806,300

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $6,104,443)			6,201,300

Matthews Asia Strategic Income Fund	March 31, 2017
Schedule of Investments[a] (unaudited) (continued)

Value

TOTAL INVESTMENTS: 97.4% (Cost $67,870,709d)	$69,322,388
CASH AND OTHER ASSETS, LESS LIABILITIES : 2.6%	1,823,539

NET ASSETS: 100.0%	$71,145,927

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note A).
b	Variable rate security. The rate represents the rate in effect at March 31, 2017.
c	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. At March 31, 2017, the aggregate value is $1,541,250, which is 2.17% of net assets.
d	Cost for federal income tax purposes is $67,870,709 and net unrealized appreciation consists of:

Gross unrealized appreciation	$2,088,217
Gross unrealized depreciation	(636,538)

Net unrealized appreciation	$1,451,679

*	All values are in USD unless otherwise specified.

Cnv.	Convertible
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	Korean Won
LKR	Sri Lankan Rupee
MYR	Malaysian Ringgit
OTC	Over-the-counter
PHP	Philippine Peso
TWD	New Taiwan Dollar
USD	U.S. Dollar
VND	Vietnamese Dong

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS:

	Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
LONG	TWD	193,980,000	USD	6,251,370	JPMorgan Chase & Co.	04/06/17	$143,393
	PHP	215,344,000	USD	4,300,000	JPMorgan Chase & Co.	05/02/17	(17,275)
	KRW	4,754,687,500	USD	4,250,000	JPMorgan Chase & Co.	06/27/17	9,614

							$135,732

SHORT	USD	6,000,000	TWD	193,980,000	JPMorgan Chase & Co.	04/06/17	($394,762)

OTC CREDIT DEFAULT SWAPS - BUY PROTECTION*

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Received	Unrealized Depreciation
Republic of Korea	1.00%	Bank of America, N.A.	6/20/2022	USD	8,000	($197,284)	($192,814)	($4,470)

*	Swap is not centrally cleared.

See accompanying notes to schedules of investments.

Matthews Asia Credit Opportunities Fund	March 31, 2017
Schedule of Investments[a] (unaudited)

	Face Amount*	Value

NON-CONVERTIBLE CORPORATE BONDS: 66.9%
CHINA/HONG KONG: 27.7%
KWG Property Holding, Ltd. 8.975%, 01/14/19	800,000	$835,996
HSBC Holdings PLC 6.375%[b], 12/29/49	800,000	814,000
Standard Chartered PLC 6.500%[b], 12/29/49	800,000	786,083
China Hongqiao Group, Ltd. 6.875%, 05/03/18	800,000	751,994
Shimao Property Holdings, Ltd. 8.125%, 01/22/21	400,000	430,518
Unigroup International Holdings, Ltd. 6.000%, 12/10/20	400,000	424,509
Wynn Macau, Ltd. 5.250%, 10/15/21	400,000	408,000
MCE Finance, Ltd. 5.000%, 02/15/21	400,000	404,800

Total China/Hong Kong		4,855,900

INDONESIA: 12.7%
Listrindo Capital BV 4.950%, 09/14/26	800,000	780,000
MPM Global Pte, Ltd. 6.750%, 09/19/19	600,000	625,562
Alam Synergy Pte, Ltd. 6.950%, 03/27/20	400,000	411,000
TBG Global Pte, Ltd. 5.250%, 02/10/22	400,000	409,960

Total Indonesia		2,226,522

SRI LANKA: 7.8%
DFCC Bank PLC 9.625%, 10/31/18	700,000	727,776
National Savings Bank 8.875%, 09/18/18	600,000	639,000

Total Sri Lanka		1,366,776

UNITED STATES: 4.9%
Sprint Communications, Inc. 6.000%, 11/15/22	850,000	869,125

Total United States		869,125

PHILIPPINES: 4.9%
ICTSI Treasury BV 5.875%, 09/17/25	800,000	857,256

Total Philippines		857,256

SOUTH KOREA: 4.9%
Harvest Operations Corp. 6.875%, 10/01/17	850,000	854,250

Total South Korea		854,250

VIETNAM: 4.0%
Debt and Asset Trading Corp. 1.000%, 10/10/25	1,200,000	696,600

Total Vietnam		696,600

TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $11,444,766)		11,726,429

	Face Amount*	Value

FOREIGN GOVERNMENT OBLIGATIONS: 11.4%
PAKISTAN: 5.1%
Pakistan Government Bond 8.250%, 04/15/24	800,000	$884,269

Total Pakistan		884,269

SRI LANKA: 4.0%
Sri Lanka Government Bond 6.125%, 06/03/25	700,000	699,903

Total Sri Lanka		699,903

VIETNAM: 2.3%
Socialist Republic of Vietnam 4.800%, 11/19/24	400,000	407,678

Total Vietnam		407,678

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,942,965)		1,991,850

CONVERTIBLE CORPORATE BONDS: 9.5%
INDONESIA: 5.0%
Delta Investment Horizon International, Ltd., Cnv. 3.000%, 05/26/20	900,000	873,000

Total Indonesia		873,000

THAILAND: 4.5%
CP Foods Holdings, Ltd., Cnv. 0.500%, 09/22/21	800,000	801,800

Total Thailand		801,800

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $1,646,955)		1,674,800

TOTAL INVESTMENTS: 87.8% (Cost $15,034,686c)		15,393,079

CASH AND OTHER ASSETS, LESS LIABILITIES : 12.2%		2,135,803

NET ASSETS: 100.0%		$17,528,882

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note A).
b	Variable rate security. The rate represents the rate in effect at March 31, 2017.
c	Cost for federal income tax purposes is $15,034,686 and net unrealized appreciation consists of:

Gross unrealized appreciation	$453,363
Gross unrealized depreciation	(94,970)

Net unrealized appreciation	$358,393

*	All values are in USD unless otherwise specified

Cnv.	Convertible
OTC	Over-the-counter
USD	U.S. Dollar

OTC CREDIT DEFAULT SWAPS - BUY PROTECTION*

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Value	Premiums Received	Unrealized Depreciation
Republic of Korea	1.00%	Bank of America, N.A.	6/20/2022	USD 2,000	($49,321)	($48,203)	($1,118)

*	Swap is not centrally cleared.

See accompanying notes to schedules of investments.

Matthews Asian Growth and Income Fund	March 31, 2017
Schedule of Investments[a] (unaudited)

	Shares	Value

COMMON EQUITIES: 82.7%
CHINA/HONG KONG: 25.5%
AIA Group, Ltd.	14,184,800	$89,533,852
Techtronic Industries Co., Ltd.	14,665,000	59,368,045
Jardine Matheson Holdings, Ltd.	909,900	58,451,868
CK Hutchison Holdings, Ltd.	4,438,672	54,648,632
China Mobile, Ltd. ADR	964,000	53,241,720
HSBC Holdings PLC ADR	1,264,833	51,630,483
CLP Holdings, Ltd.	4,667,200	48,858,482
Guangdong Investment, Ltd.	32,744,000	46,690,336
Hang Lung Properties, Ltd.	15,220,920	39,569,400
HKT Trust & HKT, Ltd.	27,873,000	35,937,394
Café de Coral Holdings, Ltd.	10,968,000	35,928,410
Pacific Textiles Holdings, Ltd.	31,906,000	35,321,554
Vitasoy International Holdings, Ltd.	16,747,000	33,290,508
Cheung Kong Property Holdings, Ltd.	4,400,172	29,682,808
VTech Holdings, Ltd.	2,420,300	28,937,384

Total China/Hong Kong		701,090,876

SINGAPORE: 14.6%
Singapore Telecommunications, Ltd.	24,329,100	68,178,300
Ascendas REIT	35,011,100	63,047,111
United Overseas Bank, Ltd.	3,796,000	59,958,874
Singapore Technologies Engineering, Ltd.	21,623,025	57,653,954
ARA Asset Management, Ltd.	36,838,667	46,887,274
SIA Engineering Co., Ltd.	15,928,900	42,017,337
ComfortDelGro Corp., Ltd.	19,003,800	34,785,628
Keppel Corp., Ltd.	5,644,100	27,995,967

Total Singapore		400,524,445

SOUTH KOREA: 9.3%
Samsung Electronics Co., Ltd.	43,412	79,896,113
Kangwon Land, Inc.	1,557,377	53,232,916
GS Home Shopping, Inc.	227,544	46,798,819
KT&G Corp.	451,143	39,333,312
KEPCO Plant Service & Engineering Co., Ltd.	634,668	35,425,121

Total South Korea		254,686,281

JAPAN: 7.3%
Japan Tobacco, Inc.	1,528,200	49,739,173
Kao Corp.	861,700	47,321,598
KDDI Corp.	1,480,800	38,946,221
USS Co., Ltd.	2,203,700	36,908,615
Transcosmos, Inc.	1,140,500	26,826,138

Total Japan		199,741,745

AUSTRALIA: 5.2%
CSL, Ltd.	448,874	42,977,817
Insurance Australia Group, Ltd.	8,068,680	37,282,434
Domino’s Pizza Enterprises, Ltd.	759,157	33,702,559
Brambles, Ltd.	4,238,855	30,271,579

Total Australia		144,234,389

TAIWAN: 4.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	11,282,187	70,746,453
Chunghwa Telecom Co., Ltd. ADR	1,226,825	41,687,514
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	477,024	15,665,468

Total Taiwan		128,099,435

		Shares	Value

MALAYSIA: 3.5%
Genting Malaysia BHD		47,850,100	$58,918,421
British American Tobacco Malaysia BHD		3,498,400	36,030,852

Total Malaysia			94,949,273

INDONESIA: 2.6%
PT Telekomunikasi Indonesia Persero ADR		1,435,400	44,741,418
PT Perusahaan Gas Negara Persero		139,319,300	26,449,954

Total Indonesia			71,191,372

UNITED STATES: 1.7%
ResMed, Inc.		638,900	45,981,633

Total United States			45,981,633

INDIA: 1.5%
Bharti Infratel, Ltd.		8,473,114	42,543,931

Total India			42,543,931

NORWAY: 1.5%
Telenor ASA		2,542,183	42,290,361

Total Norway			42,290,361

NEW ZEALAND: 1.4%
SKYCITY Entertainment Group, Ltd.		13,775,057	39,882,589

Total New Zealand			39,882,589

VIETNAM: 1.4%
Vietnam Dairy Products JSC		6,294,291	39,638,405

Total Vietnam			39,638,405

THAILAND: 1.4%
Glow Energy Public Co., Ltd.		15,554,000	37,340,554

Total Thailand			37,340,554

PHILIPPINES: 1.1%
Globe Telecom, Inc.		742,500	30,069,955

Total Philippines			30,069,955

TOTAL COMMON EQUITIES: (Cost $2,050,272,745)			2,272,265,244

CONVERTIBLE CORPORATE BONDS: 10.1%

		Face Amount*

CHINA/HONG KONG: 6.5%
Shine Power International, Ltd., Cnv. 0.000%, 07/28/19	HKD	446,000,000	57,532,651
Johnson Electric Holdings, Ltd., Cnv. 1.000%, 04/02/21		49,750,000	53,282,250
Hengan International Group Co., Ltd., Cnv. 0.000%, 06/27/18	HKD	339,000,000	46,129,126
Haitian International Holdings, Ltd., Cnv. 2.000%, 02/13/19		21,500,000	22,360,000

Total China/Hong Kong			179,304,027

SINGAPORE: 2.6%
CapitaLand, Ltd., Cnv. 1.950%, 10/17/23	SGD	96,500,000	70,882,332

Total Singapore			70,882,332

Matthews Asian Growth and Income Fund	March 31, 2017
Schedule of Investments[a] (unaudited) (continued)

	Face Amount*	Value

CONVERTIBLE CORPORATE BONDS: (continued)
THAILAND: 1.0%
CP Foods Holdings, Ltd., Cnv. 0.500%, 09/22/21	27,200,000	$27,261,200

Total Thailand		27,261,200

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $285,174,685)		277,447,559

PREFERRED EQUITIES: 3.4%

	Shares

SOUTH KOREA: 3.4%
LG Household & Health Care, Ltd., Pfd.	99,637	45,455,326
Hyundai Motor Co., Ltd., Pfd.	355,983	31,617,544
Hyundai Motor Co., Ltd., 2nd Pfd.	166,730	15,437,723

Total South Korea		92,510,593

TOTAL PREFERRED EQUITIES (Cost $33,679,731)		92,510,593

TOTAL INVESTMENTS: 96.2% (Cost $2,369,127,161c)		2,642,223,396
CASH AND OTHER ASSETS, LESS LIABILITIES : 3.8%		104,085,186

NET ASSETS: 100.0%		$2,746,308,582

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note A).
b	Cost for federal income tax purposes is $2,369,364,880 and net unrealized appreciation consists of:

Gross unrealized appreciation	$463,112,270
Gross unrealized depreciation	(190,253,754)

Net unrealized appreciation	$272,858,516

*	All values are in USD unless otherwise noted.

ADR	American Depositary Receipt
BHD	Berhad
Cnv.	Convertible
HKD	Hong Kong Dollar
JSC	Joint Stock Co.
Pfd.	Preferred
REIT	Real Estate Investment Trust
SGD	Singapore Dollar
USD	U.S. Dollar

See accompanying notes to schedules of investments.

Matthews Asia Dividend Fund	March 31, 2017
Consolidated Schedule of Investments[a] (unaudited)

	Shares	Value

COMMON EQUITIES: 92.8%
CHINA/HONG KONG: 32.3%
Minth Group, Ltd.†	57,963,000	$233,712,082
Shenzhou International Group Holdings, Ltd.	25,854,000	163,170,377
Sands China, Ltd.	27,533,600	127,634,496
China Petroleum & Chemical Corp. H Shares	152,046,000	123,760,337
HSBC Holdings PLC	14,318,000	116,953,555
China Construction Bank Corp. H Shares	131,449,000	105,909,482
Kweichow Moutai Co., Ltd. A Shares	1,881,492	105,830,419
China Mobile, Ltd. ADR	1,509,825	83,387,635
China Gas Holdings, Ltd.	47,510,000	76,550,137
Fuyao Glass Industry Group Co., Ltd. H Shares[b]	21,248,000	73,744,818
Yuexiu Transport Infrastructure, Ltd.†	92,646,000	71,681,849
Far East Horizon, Ltd.	67,294,000	63,220,988
PICC Property & Casualty Co., Ltd. H Shares	37,712,000	58,205,938
Café de Coral Holdings, Ltd.	17,330,000	56,768,723
Dairy Farm International Holdings, Ltd.	5,789,400	52,581,149
HKBN, Ltd.	45,415,623	50,717,712
Henan Shuanghui Investment & Development Co., Ltd. A Shares	13,214,900	43,249,358
HSBC Holdings PLC ADR	855,800	34,933,756
Jiangsu Expressway Co., Ltd. H Shares	23,204,000	33,332,726
China Conch Venture Holdings, Ltd.	13,393,500	26,310,580
China Petroleum & Chemical Corp. ADR	153,000	12,471,030

Total China/Hong Kong		1,714,127,146

JAPAN: 28.7%
ITOCHU Corp.	12,153,800	173,025,776
Mitsubishi UFJ Financial Group, Inc.	24,133,900	152,023,488
Sumitomo Mitsui Financial Group, Inc.	3,899,900	141,951,558
Hoya Corp.	2,136,100	103,196,685
Japan Tobacco, Inc.	3,123,500	101,662,288
Pigeon Corp.	3,077,300	98,740,842
Skylark Co., Ltd.	5,796,900	84,987,107
Seven & I Holdings Co., Ltd.	2,162,900	84,966,585
MISUMI Group, Inc.	4,617,000	83,818,535
Kao Corp.	1,472,800	80,881,107
Seven Bank, Ltd.	23,009,400	75,351,741
NTT DoCoMo, Inc.	3,217,300	75,131,184
Suntory Beverage & Food, Ltd.	1,630,400	68,876,645
Mitsubishi Pencil Co., Ltd.	1,314,200	66,110,621
Kyushu Railway Co.	2,142,300	65,905,046
Anritsu Corp.†	7,080,000	53,690,081
Fuji Seal International, Inc.	564,200	12,226,577

Total Japan		1,522,545,866

SINGAPORE: 8.1%
United Overseas Bank, Ltd.	8,576,000	135,460,300
CapitaLand, Ltd.	50,207,800	130,320,656
Singapore Technologies Engineering, Ltd.	28,460,000	75,883,534
CapitaLand Retail China Trust, REIT	43,232,400	45,740,395
Ascendas India Trust†	53,470,700	43,002,850

Total Singapore		430,407,735

SOUTH KOREA: 5.3%
BGF Retail Co., Ltd.	1,531,424	143,835,308
KT&G Corp.	978,858	85,342,623

	Shares	Value

Samsung Electronics Co., Ltd.	27,949	$51,437,769

Total South Korea		280,615,700

INDIA: 4.8%
ITC, Ltd.	20,701,500	89,380,884
Bharti Infratel, Ltd.	17,014,689	85,431,608
Gujarat Pipavav Port, Ltd.	21,381,946	54,368,389
Bharat Financial Inclusion, Ltd.[c]	1,177,441	14,658,259
Shriram City Union Finance, Ltd.	348,532	12,665,449

Total India		256,504,589

INDONESIA: 3.6%
PT United Tractors	51,000,100	101,517,023
PT Cikarang Listrindo[b]	443,866,500	43,302,424
PT Hanjaya Mandala Sampoerna	146,870,500	42,998,699

Total Indonesia		187,818,146

TAIWAN: 2.9%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3,027,940	99,437,550
St. Shine Optical Co., Ltd.	1,965,000	39,876,863
Taiwan Semiconductor Manufacturing Co., Ltd.	2,336,469	14,651,139

Total Taiwan		153,965,552

THAILAND: 1.6%
Thai Beverage Public Co., Ltd.	129,456,900	87,009,178

Total Thailand		87,009,178

AUSTRALIA: 1.6%
Breville Group, Ltd.†	10,644,019	84,003,989

Total Australia		84,003,989

LUXEMBOURG: 1.4%
L’Occitane International SA	36,976,500	75,324,264

Total Luxembourg		75,324,264

VIETNAM: 1.4%
Vietnam Dairy Products JSC	11,887,938	74,864,492

Total Vietnam		74,864,492

PHILIPPINES: 1.1%
Globe Telecom, Inc.	1,447,730	58,630,540

Total Philippines		58,630,540

TOTAL COMMON EQUITIES: (Cost $3,971,676,433)		4,925,817,197

PREFERRED EQUITIES: 5.4%
SOUTH KOREA: 5.4%
LG Chem, Ltd., Pfd.	909,328	154,842,525
Samsung Electronics Co., Ltd., Pfd.	90,196	129,195,869

Total South Korea		284,038,394

TOTAL PREFERRED EQUITIES (Cost $195,924,172)		284,038,394

Matthews Asia Dividend Fund	March 31, 2017
Consolidated Schedule of Investments[a] (unaudited) (continued)

Value

TOTAL INVESTMENTS: 98.2% (Cost $4,167,600,605d)	$5,209,855,591
CASH AND OTHER ASSETS, LESS LIABILITIES : 1.8%	95,957,558

NET ASSETS: 100.0%	$5,305,813,149

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note A).
b	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. At March 31, 2017, the aggregate value is $117,047,242, which is 2.21% of net assets.
c	Non-income producing security.
d	Cost for federal income tax purposes is $4,173,068,344 and net unrealized appreciation consists of:

Gross unrealized appreciation	$1,121,540,859
Gross unrealized depreciation	(84,753,612)

Net unrealized appreciation	$1,036,787,247

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)

ADR	American Depositary Receipt
JSC	Joint Stock Co.
Pfd.	Preferred
REIT	Real Estate Investment Trust

See accompanying notes to schedules of investments.

Matthews China Dividend Fund	March 31, 2017
Schedule of Investments[a] (unaudited)

	Shares	Value

COMMON EQUITIES: 96.4%
CONSUMER DISCRETIONARY: 15.6%
Auto Components: 4.6%
Minth Group, Ltd.	1,168,000	$4,709,482
Weifu High-Technology Group Co., Ltd. B Shares	1,683,845	3,836,389
Xingda International Holdings, Ltd. H Shares	2,362,000	1,033,669

		9,579,540

Hotels, Restaurants & Leisure: 3.6%
China International Travel Service Corp., Ltd. A Shares	563,980	4,653,349
Shanghai Jin Jiang International Hotels Group Co., Ltd. H Shares	11,164,000	2,945,831

		7,599,180

Specialty Retail: 2.9%
Chow Tai Fook Jewellery Group, Ltd.	6,299,800	6,119,332

Diversified Consumer Services: 2.3%
China Maple Leaf Educational Systems, Ltd.	6,344,000	4,786,256

Textiles, Apparel & Luxury Goods: 1.7%
Shenzhou International Group Holdings, Ltd.	563,000	3,553,219

Household Durables: 0.5%
Wuxi Little Swan Co., Ltd. B Shares	263,900	1,052,680

Total Consumer Discretionary		32,690,207

FINANCIALS: 15.6%
Banks: 8.7%
HSBC Holdings PLC	1,032,800	8,436,208
Bank of China, Ltd. H Shares	13,094,000	6,511,405
Dah Sing Financial Holdings, Ltd.	440,400	3,355,272

		18,302,885

Insurance: 3.9%
PICC Property & Casualty Co., Ltd. H Shares	3,984,000	6,149,036
AIA Group, Ltd.	322,800	2,037,500

		8,186,536

Capital Markets: 3.0%
China Everbright, Ltd.	3,060,000	6,180,036

Total Financials		32,669,457

INFORMATION TECHNOLOGY: 14.8%
Internet Software & Services: 7.7%
Tencent Holdings, Ltd.	385,600	11,108,951
NetEase, Inc. ADR	18,000	5,112,000

		16,220,951

Electronic Equipment, Instruments & Components: 3.7%
Hangzhou Hikvision Digital Technology Co., Ltd. A Shares	978,200	4,528,956
Aurora Corp.	1,662,000	3,280,689

		7,809,645

IT Services: 2.1%
TravelSky Technology, Ltd. H Shares	1,813,000	4,283,903

Software: 1.3%
IGG, Inc.	1,979,000	2,747,000

Total Information Technology		31,061,499

	Shares	Value

INDUSTRIALS: 14.3%
Transportation Infrastructure: 4.6%
Guangdong Provincial Expressway Development Co., Ltd. B Shares	8,198,481	$6,002,527
Qingdao Port International Co., Ltd. H Shares [b]	6,448,000	3,603,247
Guangzhou Port Co., Ltd. A Shares[c]	1,000	579

		9,606,353

Marine: 2.5%
SITC International Holdings Co., Ltd.	7,783,000	5,348,264

Construction & Engineering: 2.4%
China Machinery Engineering Corp. H Shares	6,981,000	5,122,132

Machinery: 1.9%
China Conch Venture Holdings, Ltd.	2,033,500	3,994,666

Road & Rail: 1.9%
Guangshen Railway Co., Ltd. H Shares	5,854,000	3,542,241
Guangshen Railway Co., Ltd. ADR	14,400	434,592

		3,976,833

Professional Services: 1.0%
Sporton International, Inc.	343,000	2,017,813

Total Industrials		30,066,061

CONSUMER STAPLES: 8.6%
Food Products: 4.0%
WH Group, Ltd. [b]	4,880,500	4,208,557
Henan Shuanghui Investment & Development Co., Ltd. A Shares	1,283,896	4,201,899

		8,410,456

Food & Staples Retailing: 2.7%
Taiwan FamilyMart Co., Ltd.	473,000	3,134,607
Shanghai Bailian Group Co., Ltd. B Sharesc	1,672,922	2,469,233

		5,603,840

Beverages: 1.9%
Kweichow Moutai Co., Ltd. A Shares	72,829	4,096,496

Total Consumer Staples		18,110,792

TELECOMMUNICATION SERVICES: 8.6%
Diversified Telecommunication Services: 5.4%
HKBN, Ltd.	5,630,457	6,287,790
CITIC Telecom International Holdings, Ltd.	16,473,000	5,004,928

		11,292,718

Wireless Telecommunication Services: 3.2%
China Mobile, Ltd. ADR	121,330	6,701,056

Total Telecommunication Services		17,993,774

HEALTH CARE: 6.8%
Pharmaceuticals: 2.8%
Luye Pharma Group, Ltd.[c]	6,335,000	3,830,663
China Medical System Holdings, Ltd.	1,212,000	2,150,163

		5,980,826

Health Care Equipment & Supplies: 2.2%
Shandong Weigao Group Medical Polymer Co., Ltd. H Shares	6,412,000	4,590,044

Matthews China Dividend Fund	March 31, 2017
Schedule of Investments[a] (unaudited) (continued)

	Shares	Value

COMMON EQUITIES: (continued)
Health Care Providers & Services: 1.8%
China National Accord Medicines Corp., Ltd. B Shares	638,858	$3,760,890

Total Health Care		14,331,760

REAL ESTATE: 4.2%
Real Estate Management & Development: 2.5%
Red Star Macalline Group Corp., Ltd. H Shares [b]	4,738,800	5,260,963

Equity REITs: 1.7%
CapitaLand Retail China Trust, REIT	3,443,000	3,642,735

Total Real Estate		8,903,698

ENERGY: 3.6%
Oil, Gas & Consumable Fuels: 3.2%
China Petroleum & Chemical Corp. H Shares	8,156,000	6,638,710

Energy Equipment & Services: 0.4%
Hilong Holding, Ltd.	3,742,000	819,162

Total Energy		7,457,872

UTILITIES: 2.5%
Gas Utilities: 2.5%
China Gas Holdings, Ltd.	3,184,000	5,130,196

Total Utilities		5,130,196

MATERIALS: 1.8%
Containers & Packaging: 1.8%
Greatview Aseptic Packaging Co., Ltd.	7,335,000	3,673,333

Total Materials		3,673,333

TOTAL INVESTMENTS: 96.4% (Cost $187,172,872d)		202,088,649
CASH AND OTHER ASSETS, LESS LIABILITIES : 3.6%		7,622,651

NET ASSETS: 100.0%		$209,711,300

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note A).
b	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. At March 31, 2017, the aggregate value is $13,072,767, which is 6.23% of net assets.
c	Non-income producing security.
d	Cost for federal income tax purposes is $187,218,572 and net unrealized appreciation consists of:

Gross unrealized appreciation	$22,059,611
Gross unrealized depreciation	(7,189,534)

Net unrealized appreciation	$14,870,077

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to schedules of investments.

Matthews Asia Value Fund	March 31, 2017
Schedule of Investments[a] (unaudited)

	Shares	Value

COMMON EQUITIES: 81.1%
CHINA/HONG KONG: 25.4%
Baidu, Inc. ADR[b]	1,200	$207,024
Shandong Weigao Group Medical Polymer Co., Ltd. H Shares	188,000	134,580
CK Hutchison Holdings, Ltd.	9,000	110,808
Clear Media, Ltd.	86,000	99,595
Kweichow Moutai Co., Ltd. A Shares	1,700	95,622
Goldlion Holdings, Ltd.	155,000	65,618
Anhui Gujing Distillery Co., Ltd. B Shares	14,700	57,903
Fairwood Holdings, Ltd.	9,000	36,137
Sohu.com, Inc.[b]	700	27,531
Future Bright Holdings, Ltd.	168,000	17,923
Qualcomm, Inc.	300	17,202

Total China/Hong Kong		869,943

SOUTH KOREA: 23.8%
Kwangju Bank	10,472	102,969
Shinyoung Securities Co., Ltd.	2,220	99,050
Hyundai Greenfood Co., Ltd.	7,004	98,017
DGB Financial Group, Inc.	9,974	96,692
Kukbo Design Co., Ltd.	4,774	65,956
POSCO Chemtech Co., Ltd.	4,309	59,167
Kangnam Jevisco Co., Ltd.	1,806	58,128
Geumhwa PSC Co., Ltd.	1,677	54,735
CMS Edu Co., Ltd.	2,226	53,047
Grand Korea Leisure Co., Ltd.	2,323	45,492
Saeron Automotive Corp.	5,882	40,237
Hy-Lok Corp.	1,277	24,977
Binggrae Co., Ltd.	278	17,029

Total South Korea		815,496

JAPAN: 9.8%
YAMADA Consulting Group Co., Ltd.	4,600	197,601
Ohashi Technica, Inc.	3,500	43,432
Naigai Trans Line, Ltd.	4,200	41,985
Asante, Inc.	1,900	27,772
San-A Co., Ltd.	500	22,789

Total Japan		333,579

SINGAPORE: 6.6%
Haw Par Corp., Ltd.	10,200	73,063
ARA Asset Management, Ltd.	53,700	68,348
Straits Trading Co., Ltd.	36,300	58,122
Vicom, Ltd.	6,000	24,846

Total Singapore		224,379

TAIWAN: 5.3%
P-Duke Technology Co., Ltd.	26,000	55,012
Tehmag Foods Corp.	7,000	54,675
Lumax International Corp., Ltd.	29,000	51,997
Yung Chi Paint & Varnish Manufacturing Co., Ltd.	8,000	21,224

Total Taiwan		182,908

MALAYSIA: 4.7%
MPHB Capital BHD[b]	311,500	110,509
Genting BHD	22,600	48,986

Total Malaysia		159,495

	Shares	Value

UNITED STATES: 2.8%
News Corp. Class B	4,100	$55,350
Cognizant Technology Solutions Corp. Class Ab	700	41,664

Total United States		97,014

SWITZERLAND: 1.5%
Cie Financiere Richemont SA	664	52,497

Total Switzerland		52,497

ISRAEL: 0.7%
Taro Pharmaceutical Industries, Ltd.[b]	200	23,324

Total Israel		23,324

THAILAND: 0.5%
Premier Marketing Public Co., Ltd.	65,200	17,646

Total Thailand		17,646

TOTAL COMMON EQUITIES: (Cost $2,499,015)		2,776,281

PREFERRED EQUITIES: 9.5%
SOUTH KOREA: 9.5%
Samsung Electronics Co., Ltd., Pfd.	121	173,319
Samsung SDI Co., Ltd., Pfd.	1,820	97,358
Hyundai Motor Co., Ltd., 2nd Pfd.	576	53,333

Total South Korea		324,010

TOTAL PREFERRED EQUITIES (Cost $271,508)		324,010

TOTAL INVESTMENTS: 90.6% (Cost $2,770,523c)		3,100,291
CASH AND OTHER ASSETS, LESS LIABILITIES : 9.4%		321,080

NET ASSETS: 100.0%		$3,421,371

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note A).
b	Non-income producing security.
c	Cost for federal income tax purposes is $2,773,652 and net unrealized appreciation consists of:

Gross unrealized appreciation	$352,533
Gross unrealized depreciation	(25,894)

Net unrealized appreciation	$326,639

ADR	American Depositary Receipt
BHD	Berhad
Pfd.	Preferred

See accompanying notes to schedules of investments.

Matthews Asia Focus Fund	March 31, 2017
Schedule of Investments[a] (unaudited)

	Shares	Value

COMMON EQUITIES: 95.1%
CHINA/HONG KONG: 33.1%
AIA Group, Ltd.	112,200	$708,202
Tencent Holdings, Ltd.	18,800	541,619
Techtronic Industries Co., Ltd.	108,000	437,214
Samsonite International SA	93,000	338,790
CK Hutchison Holdings, Ltd.	26,728	329,073
Jardine Matheson Holdings, Ltd.	5,100	327,623
HSBC Holdings PLC	34,000	277,722
China Mobile, Ltd.	25,000	274,938
Baidu, Inc. ADR[b]	1,237	213,407
Hang Lung Group, Ltd.	50,000	213,270

Total China/Hong Kong		3,661,858

SOUTH KOREA: 13.7%
Samsung Electronics Co., Ltd.	250	460,104
Kangwon Land, Inc.	11,355	388,127
Coway Co., Ltd.	4,044	348,157
LG Household & Health Care, Ltd.	434	314,850

Total South Korea		1,511,238

SINGAPORE: 13.0%
Singapore Telecommunications, Ltd.	152,300	426,796
Singapore Technologies Engineering, Ltd.	135,300	360,753
United Overseas Bank, Ltd.	22,500	355,394
Sheng Siong Group, Ltd.	436,800	295,075

Total Singapore		1,438,018

TAIWAN: 8.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	63,000	395,050
Aerospace Industrial Development Corp.	217,000	274,599
Ennoconn Corp.	19,000	248,317

Total Taiwan		917,966

MALAYSIA: 5.7%
Genting Malaysia BHD	274,700	338,242
Heineken Malaysia BHD	73,700	298,097

Total Malaysia		636,339

INDIA: 4.6%
Tata Motors, Ltd.	46,144	330,953
Bharti Infratel, Ltd.	36,411	182,821

Total India		513,774

INDONESIA: 3.6%
PT Bank Rakyat Indonesia Persero	410,400	399,614

Total Indonesia		399,614

UNITED STATES: 3.2%
ResMed, Inc.	4,900	352,653

Total United States		352,653

THAILAND: 2.8%
Kasikornbank Public Co., Ltd.	55,500	305,413

Total Thailand		305,413

JAPAN: 2.6%
Japan Tobacco, Inc.	9,000	292,928

Total Japan		292,928

	Shares	Value

SWITZERLAND: 2.5%
Cie Financiere Richemont SA	3,467	$274,109

Total Switzerland		274,109

AUSTRALIA: 2.0%
Insurance Australia Group, Ltd.	48,086	222,188

Total Australia		222,188

TOTAL INVESTMENTS: 95.1% (Cost $9,985,196c)		10,526,098
CASH AND OTHER ASSETS, LESS LIABILITIES : 4.9%		546,362

NET ASSETS: 100.0%		$11,072,460

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note A).
b	Non-income producing security.
c	Cost for federal income tax purposes is $10,028,639 and net unrealized appreciation consists of:

Gross unrealized appreciation	$996,926
Gross unrealized depreciation	(499,467)

Net unrealized appreciation	$497,459

ADR	American Depositary Receipt
BHD	Berhad

See accompanying notes to schedules of investments.

Matthews Asia Growth Fund	March 31, 2017
Schedule of Investments[a] (unaudited)

	Shares	Value

COMMON EQUITIES: 97.9%
JAPAN: 37.1%
ORIX Corp.	1,647,100	$24,447,144
Start Today Co., Ltd.	1,009,800	22,441,544
M3, Inc.	891,000	22,205,944
Pigeon Corp.	544,900	17,484,121
Nidec Corp.	178,600	17,057,119
Nitto Denko Corp.	171,400	13,259,507
Ariake Japan Co., Ltd.	201,700	12,722,826
Nitori Holdings Co., Ltd.	89,600	11,379,126
CYBERDYNE, Inc.[b]	768,500	11,043,415
TechnoPro Holdings, Inc.	257,800	9,984,191
Sysmex Corp.	163,500	9,947,537
Komatsu, Ltd.	370,800	9,712,467
Kakaku.com, Inc.	626,200	8,548,608
Rinnai Corp.	96,500	7,687,391
PeptiDream, Inc.[b]	156,200	7,376,458
SoftBank Group Corp.	101,100	7,169,521
Daiken Medical Co., Ltd.	911,500	6,562,128
Seven & I Holdings Co., Ltd.	165,200	6,489,657
FANUC Corp.	29,600	6,093,791
Gunosy, Inc.[b]	167,100	3,808,816
Sosei Group Corp.[b]	38,400	3,749,935
HEALIOS KKb	203,200	3,282,351

Total Japan		242,453,597

INDONESIA: 14.7%
PT Bank Rakyat Indonesia Persero	29,535,100	28,758,875
PT Astra International	43,107,700	27,901,767
PT Indofood CBP Sukses Makmur	23,574,000	14,418,847
PT Ace Hardware Indonesia	154,466,000	9,559,954
PT Arwana Citramulia	214,668,400	7,700,386
PT Mayora Indah	47,580,700	7,605,485

Total Indonesia		95,945,314

CHINA/HONG KONG: 14.3%
Shenzhou International Group Holdings, Ltd.	4,378,000	27,630,537
China Lodging Group, Ltd. ADS[b]	245,900	15,258,095
Baozun, Inc. ADR[b]	918,100	13,716,414
Baidu, Inc. ADR[b]	76,900	13,266,788
Autohome, Inc. ADR[b]	409,600	13,012,992
Alibaba Group Holding, Ltd. ADR[b]	67,800	7,310,874
Shanghai Haohai Biological Technology Co., Ltd. H Shares[c]	734,500	3,388,255

Total China/Hong Kong		93,583,955

INDIA: 12.0%
HDFC Bank, Ltd.	1,102,893	24,521,563
ITC, Ltd.	4,455,774	19,238,268
Lupin, Ltd.	710,705	15,818,638
Emami, Ltd.	835,742	13,697,550
Sun Pharmaceutical Industries, Ltd.	510,687	5,412,254

Total India		78,688,273

AUSTRALIA: 4.8%
CSL, Ltd.	181,525	17,380,263
Oil Search, Ltd.	2,481,915	13,683,919

Total Australia		31,064,182

	Shares	Value

SRI LANKA: 3.0%
Sampath Bank PLC	8,533,267	$14,527,813
Lanka Orix Leasing Co. PLC[b]	12,121,473	4,860,382

Total Sri Lanka		19,388,195

VIETNAM: 3.0%
Vietnam Dairy Products JSC	2,597,160	16,355,659
Taisun International Holding Corp.[b]	616,000	3,002,951

Total Vietnam		19,358,610

BANGLADESH: 2.9%
Square Pharmaceuticals, Ltd.	4,382,312	15,185,237
BRAC Bank, Ltd.	3,787,616	4,093,827

Total Bangladesh		19,279,064

PHILIPPINES: 2.8%
Jollibee Foods Corp.	2,007,890	7,900,924
Vista Land & Lifescapes, Inc.	58,472,700	5,918,684
Emperador, Inc.	37,942,500	4,567,468

Total Philippines		18,387,076

PAKISTAN: 1.6%
Habib Bank, Ltd.	4,001,000	10,290,085

Total Pakistan		10,290,085

THAILAND: 1.2%
Major Cineplex Group Public Co., Ltd.	7,714,400	7,633,170

Total Thailand		7,633,170

TAIWAN: 0.5%
St. Shine Optical Co., Ltd.	173,000	3,510,787

Total Taiwan		3,510,787

TOTAL INVESTMENTS: 97.9% (Cost $492,180,636d)		639,582,308
CASH AND OTHER ASSETS, LESS LIABILITIES : 2.1%		13,487,629

NET ASSETS: 100.0%		$653,069,937

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note A).
b	Non-income producing security.
c	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. At March 31, 2017, the aggregate value is $3,388,255 which is 0.52% of net assets.
d	Cost for federal income tax purposes is $492,180,636 and net unrealized appreciation consists of:

Gross unrealized appreciation	$179,341,044
Gross unrealized depreciation	(31,939,372)

Net unrealized appreciation	$147,401,672

ADR	American Depositary Receipt
ADS	American Depositary Share
JSC	Joint Stock Co.

See accompanying notes to schedules of investments.

Matthews Pacific Tiger Fund	March 31, 2017
Schedule of Investments[a] (unaudited)

	Shares	Value

COMMON EQUITIES: 97.4%
CHINA/HONG KONG: 30.6%
Baidu, Inc. ADR[b]	1,211,800	$209,059,736
Ping An Insurance Group Co. of China, Ltd. H Shares	34,743,000	194,715,526
China Resources Beer Holdings Co., Ltd.[b]	75,359,775	171,557,742
Tencent Holdings, Ltd.	5,886,500	169,587,244
Sinopharm Group Co., Ltd. H Shares	35,984,400	167,056,597
Hengan International Group Co., Ltd.	20,645,000	153,638,197
Dairy Farm International Holdings, Ltd.	15,454,946	140,366,672
AIA Group, Ltd.	22,090,800	139,436,186
Alibaba Group Holding, Ltd. ADR[b]	1,291,700	139,284,011
China Mobile, Ltd. ADR	2,380,026	131,448,836
China Resources Land, Ltd.	47,814,000	129,320,095
Fuyao Glass Industry Group Co., Ltd. H Shares†[c]	32,836,000	113,962,954
Inner Mongolia Yili Industrial Group Co., Ltd. A Shares	33,503,552	92,240,118
Tasly Pharmaceutical Group Co., Ltd. A Shares	13,669,795	79,483,816
Lenovo Group, Ltd.	120,394,000	79,364,410
Hong Kong Exchanges & Clearing, Ltd.	2,603,000	65,683,992
Guangdong Advertising Group Co., Ltd. A Shares[d]	23,249,654	44,097,021
Yum China Holdings, Inc.[b]	1,174,410	31,943,952
Shandong Weigao Group Medical Polymer Co., Ltd. H Shares	36,796,000	26,340,496
Swire Pacific, Ltd. A Share Class	1,363,000	13,623,560
Fuyao Glass Industry Group Co., Ltd. A Shares	2,589,387	8,496,737
Hang Lung Group, Ltd.	829,000	3,536,013

Total China/Hong Kong		2,304,243,911

INDIA: 21.4%
Tata Power Co., Ltd.†	164,620,436	229,092,182
Kotak Mahindra Bank, Ltd.	16,873,409	226,647,045
Titan Co., Ltd.	24,797,915	176,772,998
GAIL India, Ltd.	29,709,477	172,475,064
HDFC Bank, Ltd.	6,223,409	138,370,375
Sun Pharmaceutical Industries, Ltd.	12,045,017	127,652,932
ITC, Ltd.	28,102,500	121,335,472
Housing Development Finance Corp., Ltd.	4,935,685	114,189,060
Container Corp. of India, Ltd.	5,471,996	107,349,879
Dabur India, Ltd.	21,117,482	90,199,664
Thermax, Ltd.	5,310,034	80,078,233
Just Dial, Ltd.†,b	3,557,718	28,911,394

Total India		1,613,074,298

SOUTH KOREA: 13.2%
Naver Corp.	244,116	186,666,411
Dongbu Insurance Co., Ltd.	3,159,380	180,851,018
Samsung Electronics Co., Ltd.	95,105	175,032,705
Orion Corp.	217,080	130,177,458
Cheil Worldwide, Inc.†	6,754,297	114,784,800
Green Cross Corp.†	776,872	110,108,390
Amorepacific Corp.	375,972	94,377,589

Total South Korea		991,998,371

	Shares	Value

INDONESIA: 6.6%
PT Telekomunikasi Indonesia Persero	421,304,300	$130,960,266
PT Bank Central Asia	100,580,000	124,885,074
PT Indofood CBP Sukses Makmur	191,522,600	117,143,250
PT Perusahaan Gas Negara Persero	298,485,100	56,667,793
PT Astra International	66,745,900	43,201,760
PT Telekomunikasi Indonesia Persero ADR	728,140	22,696,124

Total Indonesia		495,554,267

TAIWAN: 5.9%
President Chain Store Corp.	21,486,608	177,007,002
Delta Electronics, Inc.	31,251,182	167,376,561
Synnex Technology International Corp.†	95,600,921	102,873,970

Total Taiwan		447,257,533

THAILAND: 5.6%
Central Pattana Public Co., Ltd.	126,625,200	209,144,197
The Siam Cement Public Co., Ltd.	7,522,950	118,228,540
Kasikornbank Public Co., Ltd.	16,727,700	92,051,459
Kasikornbank Public Co., Ltd. NVDR	504,100	2,774,030

Total Thailand		422,198,226

MALAYSIA: 3.4%
Genting BHD	52,881,000	114,621,333
IHH Healthcare BHD	47,676,300	64,638,527
Public Bank BHD	13,521,594	60,786,114
IHH Healthcare BHD	11,543,000	15,513,343

Total Malaysia		255,559,317

UNITED STATES: 2.7%
Cognizant Technology Solutions Corp. Class Ab	2,186,600	130,146,432
Yum! Brands, Inc.	1,174,410	75,044,799

Total United States		205,191,231

SWITZERLAND: 2.7%
DKSH Holding, Ltd.	2,638,062	204,344,117

Total Switzerland		204,344,117

VIETNAM: 2.6%
Vietnam Dairy Products JSC	30,834,534	194,181,003

Total Vietnam		194,181,003

PHILIPPINES: 2.4%
SM Prime Holdings, Inc.	164,670,771	92,858,939
GT Capital Holdings, Inc.	3,897,540	88,912,314

Total Philippines		181,771,253

SINGAPORE: 0.2%
Hyflux, Ltd.	35,190,730	14,339,433

Total Singapore		14,339,433

JAPAN: 0.1%
LINE Corp. ADR[b]	195,200	7,507,392

Total Japan		7,507,392

TOTAL COMMON EQUITIES: (Cost $5,280,958,341)		7,337,220,352

Matthews Pacific Tiger Fund	March 31, 2017
Schedule of Investments[a] (unaudited) (continued)

	Shares	Value

WARRANTS: 0.1%
MALAYSIA: 0.1%
Genting BHD, expires 12/18/18[b]	12,253,875	$4,347,211

Total Malaysia		4,347,211

TOTAL WARRANTS (Cost $5,593,674)		4,347,211

TOTAL INVESTMENTS: 97.5% (Cost $5,286,552,015e)		7,341,567,563
CASH AND OTHER ASSETS, LESS LIABILITIES : 2.5%		186,547,910

NET ASSETS: 100.0%		$7,528,115,473

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note A).
b	Non-income producing security.
c	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. At March 31, 2017, the aggregate value is $113,962,954, which is 1.51% of net assets.
d	Illiquid security, trading was halted at March 31, 2017.
e	Cost for federal income tax purposes is $5,288,288,365 and net unrealized appreciation consists of:

Gross unrealized appreciation	$2,418,437,137
Gross unrealized depreciation	(365,157,939)

Net unrealized appreciation	$2,053,279,198

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)

ADR	American Depositary Receipt
BHD	Berhad
JSC	Joint Stock Co.
NVDR	Non-voting Depositary Receipt

See accompanying notes to schedules of investments.

Matthews Asia ESG Fund	March 31, 2017
Schedule of Investments[a] (unaudited)

	Shares	Value

COMMON EQUITIES: 93.4%
CHINA/HONG KONG: 20.4%
MTR Corp., Ltd.	60,500	$339,914
Inner Mongolia Yili Industrial Group Co., Ltd. A Shares	112,400	309,453
CSPC Pharmaceutical Group, Ltd.	206,000	269,883
JD.com, Inc. ADR[b]	8,300	258,213
AIA Group, Ltd.	32,600	205,770
China Conch Venture Holdings, Ltd.	95,000	186,621
HKBN, Ltd.	160,500	179,238
Guangdong Investment, Ltd.	106,000	151,147
Beijing Urban Construction Design & Development Group Co., Ltd. H Shares[c]	231,000	144,742
Sino Biopharmaceutical, Ltd.	175,000	144,113
Hong Kong Exchanges & Clearing, Ltd.	5,200	131,217
Haier Electronics Group Co., Ltd.	55,000	126,058

Total China/Hong Kong		2,446,369

JAPAN: 14.1%
Daikin Industries, Ltd.	2,400	242,012
Tsukui Corp.	39,800	235,805
Sohgo Security Services Co., Ltd.	5,600	209,763
Fuji Seal International, Inc.	9,000	195,036
Hoya Corp.	3,800	183,581
Bunka Shutter Co., Ltd.	16,600	128,748
LINE Corp. ADR[b]	3,200	123,072
Nakanishi, Inc.	3,000	116,864
Nihon Housing Co., Ltd.	3,400	94,622
Koito Manufacturing Co., Ltd.	1,600	83,389
Ain Holdings, Inc.	1,100	74,263

Total Japan		1,687,155

INDIA: 13.9%
Shriram City Union Finance, Ltd.	11,328	411,653
Lupin, Ltd.	15,733	350,180
Ipca Laboratories, Ltd.[b]	25,000	240,190
Bharat Financial Inclusion, Ltd.[b]	18,972	236,187
Power Grid Corp. of India, Ltd. [b]	61,176	185,903
Bata India, Ltd.	20,117	175,984
Sanofi India, Ltd.	964	69,818

Total India		1,669,915

TAIWAN: 11.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	41,000	257,096
Sitronix Technology Corp.	57,000	185,219
Zhen Ding Technology Holding, Ltd.	76,000	178,586
Tehmag Foods Corp.	21,000	164,024
Merida Industry Co., Ltd.	25,000	132,288
CHC Resources Corp.	64,000	116,853
Sporton International, Inc.	18,247	107,344
KD Holding Corp.	17,000	99,998
Lumax International Corp., Ltd.	53,000	95,029

Total Taiwan		1,336,437

SOUTH KOREA: 9.5%
Hanon Systems	36,743	305,121
KT Skylife Co., Ltd.	14,719	217,255
DGB Financial Group, Inc.	20,780	201,451
iMarketKorea, Inc.	15,133	180,693

	Shares	Value

Samjin Pharmaceutical Co., Ltd.	4,978	$144,455
Samsung Biologics Co., Ltd.[b]	587	90,801

Total South Korea		1,139,776

BANGLADESH: 5.0%
BRAC Bank, Ltd.	322,969	349,080
GrameenPhone, Ltd.	40,983	169,574
Square Pharmaceuticals, Ltd.	22,938	79,483

Total Bangladesh		598,137

THAILAND: 4.0%
Total Access Communication Public Co., Ltd. NVDR	280,300	358,879
Kasikornbank Public Co., Ltd. NVDR	21,800	119,964

Total Thailand		478,843

PHILIPPINES: 3.9%
Energy Development Corp.	1,980,000	237,448
Puregold Price Club, Inc.	271,200	236,202

Total Philippines		473,650

INDONESIA: 3.1%
PT Bank Rakyat Indonesia Persero	383,000	372,934

Total Indonesia		372,934

PAKISTAN: 2.7%
Abbott Laboratories Pakistan, Ltd.	18,350	164,508
Bank Alfalah, Ltd.	470,500	162,204

Total Pakistan		326,712

SINGAPORE: 2.3%
Parkway Life REIT	86,300	155,468
Raffles Medical Group, Ltd.	117,400	118,755

Total Singapore		274,223

LUXEMBOURG: 1.6%
L’Occitane International SA	91,750	186,902

Total Luxembourg		186,902

SRI LANKA: 1.2%
Nestle Lanka PLC	10,717	147,183

Total Sri Lanka		147,183

VIETNAM: 0.6%
FPT Corp.	37,320	77,576

Total Vietnam		77,576

TOTAL COMMON EQUITIES: (Cost $10,146,641)		11,215,812

PREFERRED EQUITIES: 2.8%
SOUTH KOREA: 2.8%
Samsung SDI Co., Ltd., Pfd.	6,258	334,763

Total South Korea		334,763

TOTAL PREFERRED EQUITIES (Cost $293,788)		334,763

Matthews Asia ESG Fund	March 31, 2017
Schedule of Investments[a] (unaudited) (continued)

Value

TOTAL INVESTMENTS: 96.2% (Cost $10,440,429d)	$11,550,575
CASH AND OTHER ASSETS, LESS LIABILITIES : 3.8%	456,247

NET ASSETS: 100.0%	$12,006,822

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note A).
b	Non-income producing security.
c	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. At March 31, 2017, the aggregate value is $144,742, which is 1.21% of net assets.
d	Cost for federal income tax purposes is $10,455,041 and net unrealized appreciation consists of:

Gross unrealized appreciation	$1,371,557
Gross unrealized depreciation	(276,023)

Net unrealized appreciation	$1,095,534

ADR	American Depositary Receipt
NVDR Non-voting Depositary Receipt
Pfd.	Preferred
REIT	Real Estate Investment Trust

See accompanying notes to schedules of investments.

Matthews Emerging Asia Fund	March 31, 2017
Schedule of Investments[a] (unaudited)

	Shares	Value

COMMON EQUITIES: 95.3%
PAKISTAN: 17.7%
The Searle Company, Ltd.	1,226,444	$7,393,059
PAK Suzuki Motor Co., Ltd.	907,700	5,368,184
Hascol Petroleum, Ltd.	1,867,500	5,342,586
K-Electric, Ltd.[b]	66,568,500	5,194,413
Habib Bank, Ltd.	1,885,000	4,847,991
ICI Pakistan, Ltd.	451,900	4,810,237
Indus Motor Co., Ltd.	300,300	4,558,083
Shifa International Hospitals, Ltd.	1,506,251	3,800,759
Pakistan Petroleum, Ltd.	2,127,300	3,143,704
National Foods, Ltd.	958,500	3,077,843
Akzo Nobel Pakistan, Ltd.	1,100,400	2,468,998
Hum Network, Ltd.[b]	17,939,500	2,122,005
GlaxoSmithKline Consumer Healthcare Pakistan, Ltd.[b]	273,282	388,184

Total Pakistan		52,516,046

VIETNAM: 16.9%
Vinh Hoan Corp.	3,169,280	7,548,889
Masan Group Corp.	2,946,300	6,091,998
Phu Nhuan Jewelry JSC	1,734,543	5,777,999
Tien Phong Plastic JSC	1,551,020	5,322,402
National Seed JSC†	979,585	4,369,496
Thien Long Group Corp.	819,140	3,848,212
Mobile World Investment Corp.	510,227	3,774,045
Nam Long Investment Corp.	2,975,880	3,465,648
DHG Pharmaceutical JSC	436,320	2,654,306
Lix Detergent JSC	1,047,635	2,325,008
Domesco Medical Import Export JSC	433,430	1,746,672
Dinh Vu Port Investment & Development JSC	517,550	1,580,739
Taisun International Holding Corp.[b]	267,000	1,301,604
Military Commercial Joint Stock Bank	620,000	418,498
Saigon Securities, Inc.	8	8

Total Vietnam		50,225,524

INDIA: 14.0%
PC Jeweller, Ltd.	1,102,185	7,095,635
Balkrishna Industries, Ltd.	324,532	6,928,153
Kwality, Ltd.	2,533,204	6,095,988
Shriram Transport Finance Co., Ltd.	268,352	4,455,149
Praj Industries, Ltd.	3,594,497	4,426,876
Supreme Industries, Ltd.	178,934	3,010,690
Caplin Point Laboratories, Ltd.	489,805	2,929,326
Cipla India, Ltd.	311,919	2,848,495
VST Industries, Ltd.	59,656	2,635,300
Poly Medicure, Ltd.	234,582	980,992

Total India		41,406,604

INDONESIA: 13.1%
PT Bank Mandiri Persero	9,531,400	8,370,820
PT Matahari Department Store	7,077,200	6,998,441
PT Gudang Garam	1,393,100	6,850,926
PT Hexindo Adiperkasa	18,052,400	5,147,958
PT Mayora Indah	24,273,200	3,879,923
PT Adira Dinamika Multi Finance	5,572,600	2,875,061
PT Catur Sentosa Adiprana	70,131,000	2,420,898
PT Sumber Alfaria Trijaya	50,991,700	1,989,845

	Shares	Value

PT BFI Finance Indonesia	796,500	$286,311

Total Indonesia		38,820,183

BANGLADESH: 12.6%
BRAC Bank, Ltd.	8,721,494	9,426,585
Square Pharmaceuticals, Ltd.	2,236,661	7,750,299
British American Tobacco Bangladesh Co., Ltd.	231,887	7,024,111
The City Bank, Ltd.	9,945,509	4,835,440
Berger Paints Bangladesh, Ltd.	110,998	2,959,855
Olympic Industries, Ltd.	757,426	2,715,648
Marico Bangladesh, Ltd.	191,454	2,401,320
United Commercial Bank, Ltd.	1,397,727	393,465

Total Bangladesh		37,506,723

CHINA/HONG KONG: 8.1%
Shenzhou International Group Holdings, Ltd.	1,084,000	6,841,367
Luk Fook Holdings International, Ltd.	1,822,000	5,791,842
Tongda Group Holdings, Ltd.	14,390,000	5,079,801
Red Star Macalline Group Corp., Ltd. H Shares[c]	2,429,000	2,696,648
Future Bright Holdings, Ltd.	18,612,000	1,985,634
The 13 Holdings, Ltd.[b]	5,608,000	1,551,464

Total China/Hong Kong		23,946,756

PHILIPPINES: 5.8%
Cosco Capital, Inc.	34,548,800	5,837,435
STI Education Systems Holdings, Inc.	220,895,000	4,842,740
San Miguel Pure Foods Co., Inc.	753,370	4,324,276
Vista Land & Lifescapes, Inc.	12,519,100	1,267,200
Emperador, Inc.	7,631,300	918,646

Total Philippines		17,190,297

SRI LANKA: 4.7%
Sampath Bank PLC	3,248,392	5,530,359
National Development Bank PLC	3,502,989	3,208,829
Expolanka Holdings PLC	72,280,137	2,850,083
Teejay Lanka PLC	9,200,551	2,237,694
Lanka Orix Leasing Co. PLC[b]	573,466	229,944

Total Sri Lanka		14,056,909

AUSTRALIA: 0.9%
Oil Search, Ltd.	467,309	2,576,486

Total Australia		2,576,486

SINGAPORE: 0.8%
Yoma Strategic Holdings, Ltd.	5,491,766	2,512,401

Total Singapore		2,512,401

THAILAND: 0.7%
SNC Former Public Co., Ltd.	4,002,800	1,957,167

Total Thailand		1,957,167

Matthews Emerging Asia Fund	March 31, 2017
Schedule of Investments[a] (unaudited) (continued)

Value

TOTAL INVESTMENTS: 95.3% (Cost $245,985,608d)	$282,715,096
CASH AND OTHER ASSETS, LESS LIABILITIES : 4.7%	13,909,266

NET ASSETS: 100.0%	$296,624,362

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note A).
b	Non-income producing security.
c	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. At March 31, 2017, the aggregate value is $2,696,648, which is 0.91% of net assets.
d	Cost for federal income tax purposes is $245,985,608 and net unrealized appreciation consists of:

Gross unrealized appreciation	$51,830,484
Gross unrealized depreciation	(15,100,996)

Net unrealized appreciation	$36,729,488

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)

JSC	Joint Stock Co.

See accompanying notes to schedules of investments.

Matthews Asia Innovators Fund	March 31, 2017
Schedule of Investments[a] (unaudited)

	Shares	Value

COMMON EQUITIES: 89.4%
CHINA/HONG KONG: 32.7%
Tencent Holdings, Ltd.	168,500	$4,854,404
NetEase, Inc. ADR	13,700	3,890,800
TAL Education Group ADR[b]	33,900	3,612,723
Ctrip.com International, Ltd. ADR[b]	67,900	3,337,285
Baidu, Inc. ADR[b]	18,500	3,191,620
Ping An Insurance Group Co. of China, Ltd. H Shares	556,500	3,118,878
JD.com, Inc. ADR[b]	97,300	3,027,003
Sino Biopharmaceutical, Ltd.	3,188,000	2,625,325
Jiangsu Hengrui Medicine Co., Ltd. A Shares	317,345	2,509,165
China Construction Bank Corp. H Shares	2,933,000	2,363,141
Tongda Group Holdings, Ltd.	6,610,000	2,333,390
Alibaba Group Holding, Ltd. ADR[b]	20,900	2,253,647
China Biologic Products, Inc.[b]	22,100	2,212,873

Total China/Hong Kong		39,330,254

SOUTH KOREA: 20.0%
Samsung Electronics Co., Ltd.	2,056	3,783,894
Hugel, Inc.[b]	9,890	3,265,451
Hana Financial Group, Inc.	91,893	3,032,287
Samsung SDI Co., Ltd.	22,285	2,751,157
Naver Corp.	3,231	2,470,625
Hana Tour Service, Inc.	27,778	1,977,223
SK Hynix, Inc.	43,765	1,976,734
LG Household & Health Care, Ltd.	2,477	1,796,967
BGF Retail Co., Ltd.	17,748	1,666,938
LG Chem, Ltd.	4,890	1,285,769

Total South Korea		24,007,045

TAIWAN: 9.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	723,000	4,533,668
Wistron NeWeb Corp.	826,000	2,322,201
Ennoconn Corp.	177,162	2,315,390
Delta Electronics, Inc.	301,511	1,614,847

Total Taiwan		10,786,106

INDIA: 8.4%
IndusInd Bank, Ltd.	129,253	2,836,835
Lupin, Ltd.	83,984	1,869,288
Britannia Industries, Ltd.	35,934	1,867,603
Supreme Industries, Ltd.	106,077	1,784,820
Info Edge India, Ltd.	144,113	1,778,141

Total India		10,136,687

INDONESIA: 6.6%
PT Bank Mandiri Persero	3,069,200	2,695,482
PT Media Nusantara Citra	17,273,000	2,397,032
PT Sumber Alfaria Trijaya	37,891,000	1,478,618
PT Matahari Department Store	1,423,800	1,407,955

Total Indonesia		7,979,087

THAILAND: 3.5%
Kasikornbank Public Co., Ltd.	437,900	2,409,736
Major Cineplex Group Public Co., Ltd.	1,772,100	1,753,440

Total Thailand		4,163,176

VIETNAM: 2.8%
Mobile World Investment Corp.	353,735	2,616,505

	Shares	Value

Domesco Medical Import Export JSC	198,270	$799,005

Total Vietnam		3,415,510

PHILIPPINES: 2.7%
Puregold Price Club, Inc.	2,101,900	1,830,653
San Miguel Pure Foods Co., Inc.	235,010	1,348,937

Total Philippines		3,179,590

BANGLADESH: 2.4%
BRAC Bank, Ltd.	2,689,117	2,906,519

Total Bangladesh		2,906,519

SINGAPORE: 1.1%
Raffles Medical Group, Ltd.	1,338,800	1,354,257

Total Singapore		1,354,257

AUSTRALIA: 0.2%
carsales.com, Ltd.	33,082	282,152

Total Australia		282,152

TOTAL COMMON EQUITIES: (Cost $80,907,990)		107,540,383

PREFERRED EQUITIES: 2.9%
SOUTH KOREA: 2.9%
Samsung Electronics Co., Ltd., Pfd.	2,443	3,499,329

Total South Korea		3,499,329

TOTAL PREFERRED EQUITIES (Cost $2,217,373)		3,499,329

TOTAL INVESTMENTS: 92.3% (Cost $83,125,363c)		111,039,712
CASH AND OTHER ASSETS, LESS LIABILITIES : 7.7%		9,254,631

NET ASSETS: 100.0%		$120,294,343

a	Certain securities were fair valued under the valuation polices approved by the Board of Trustees (Note A).
b	Non-income producing security.
c	Cost for federal income tax purposes is $83,481,130 and net unrealized appreciation consists of:

Gross unrealized appreciation	$28,750,544
Gross unrealized depreciation	(1,191,962)

Net unrealized appreciation	$27,558,582

ADR	American Depositary Receipt
JSC	Joint Stock Co.
Pfd.	Preferred

See accompanying notes to schedule of investments.

Matthews China Fund	March 31, 2017
Consolidated Schedule of Investments[a] (unaudited)

	Shares	Value

COMMON EQUITIES: 99.9%
FINANCIALS: 32.2%
Banks: 16.4%
China Construction Bank Corp. H Shares	37,387,660	$30,123,529
Industrial & Commercial Bank of China, Ltd. H Shares	34,971,000	22,883,215
China Merchants Bank Co., Ltd. H Shares	7,936,143	21,001,963
Bank of China, Ltd. H Shares	19,442,000	9,668,149
Chongqing Rural Commercial Bank Co., Ltd. H Shares	14,271,000	9,641,309

		93,318,165

Insurance: 12.5%
China Life Insurance Co., Ltd. H Shares	14,236,000	43,555,441
Ping An Insurance Group Co. of China, Ltd. H Shares	5,010,500	28,081,114

		71,636,555

Capital Markets: 3.3%
CITIC Securities Co., Ltd. H Shares	9,079,500	18,705,437

Total Financials		183,660,157

INFORMATION TECHNOLOGY: 29.9%
Internet Software & Services: 24.9%
Tencent Holdings, Ltd.	2,156,100	62,116,207
Alibaba Group Holding, Ltd. ADR[b]	272,800	29,416,024
NetEase, Inc. ADR	69,310	19,684,040
SINA Corp.	211,600	15,260,592
Baozun, Inc. ADR[b]	643,041	9,607,033
Baidu, Inc. ADR[b]	33,100	5,710,412

		141,794,308

Electronic Equipment, Instruments & Components: 2.1%
Hangzhou Hikvision Digital Technology Co., Ltd. A Shares	2,631,200	12,182,159

Communications Equipment: 1.3%
ZTE Corp. H Shares	3,960,000	7,275,446

IT Services: 1.0%
Chinasoft International, Ltd.[b]	10,268,000	5,911,431

Semiconductors & Semiconductor Equipment: 0.6%
Semiconductor Manufacturing International Corp.[b]	2,588,100	3,208,207

Total Information Technology		170,371,551

CONSUMER DISCRETIONARY: 12.8%
Household Durables: 3.9%
Gree Electric Appliances, Inc. of Zhuhai A Shares	2,583,400	11,878,002
Midea Group Co., Ltd. A Shares	2,146,696	10,404,952

		22,282,954

Internet & Direct Marketing Retail: 3.8%
Ctrip.com International, Ltd. ADR[b]	269,600	13,250,840
JD.com, Inc. ADRb	275,479	8,570,152

		21,820,992

Auto Components: 2.8%
Nexteer Automotive Group, Ltd.	3,981,000	5,875,090
Fuyao Glass Industry Group Co., Ltd. A Shares	1,772,633	5,833,975
Xinyi Glass Holdings, Ltd.	5,176,000	4,559,129

		16,268,194

	Shares	Value

Automobiles: 2.3%
Brilliance China Automotive Holdings, Ltd.	4,184,000	$6,999,368
Chongqing Changan Automobile Co., Ltd. B Shares	4,238,024	5,891,124

		12,890,492

Total Consumer Discretionary		73,262,632

INDUSTRIALS: 6.3%
Construction & Engineering: 4.2%
China State Construction International Holdings, Ltd.	8,030,000	14,373,971
China Railway Construction Corp., Ltd. H Shares	6,835,000	9,699,170

		24,073,141

Commercial Services & Supplies: 2.1%
China Everbright International, Ltd.	9,046,000	12,182,344

Total Industrials		36,255,485

ENERGY: 5.7%
Oil, Gas & Consumable Fuels: 5.7%
China Petroleum & Chemical Corp. H Shares	18,874,000	15,362,802
Yanzhou Coal Mining Co., Ltd. H Shares	11,158,000	8,678,894
China Shenhua Energy Co., Ltd. H Shares	3,557,000	8,276,199

Total Energy		32,317,895

MATERIALS: 4.7%
Construction Materials: 3.8%
China National Building Material Co., Ltd. H Shares	9,456,000	6,090,567
China National Materials Co., Ltd. H Shares	35,320,000	11,648,147
Anhui Conch Cement Co., Ltd. H Shares	1,132,500	3,851,684

		21,590,398

Metals & Mining: 0.9%
MMG, Ltd.[b]	14,056,000	5,245,589

Total Materials		26,835,987

REAL ESTATE: 2.6%
Real Estate Management & Development: 2.6%
China Overseas Grand Oceans Group, Ltd.[b]	1,706,000	900,766
KWG Property Holding, Ltd.	3,814,500	2,764,230
China Resources Land, Ltd.	2,102,000	5,685,173
China Overseas Land & Investment, Ltd.	1,842,000	5,264,371

Total Real Estate		14,614,540

UTILITIES: 2.5%
Water Utilities: 2.5%
Beijing Enterprises Water Group, Ltd.	19,004,000	14,087,365

Total Utilities		14,087,365

CONSUMER STAPLES: 2.0%
Beverages: 1.5%
Wuliangye Yibin Co., Ltd. A Shares	884,949	5,524,312
Wuliangye Yibin Co., Ltd. A Shares	452,841	2,836,021

		8,360,333

Food Products: 0.5%
WH Group, Ltd.[c]	3,582,000	3,088,834

Total Consumer Staples		11,449,167

Matthews China Fund	March 31, 2017
Consolidated Schedule of Investments[a] (unaudited) (continued)

	Shares	Value

COMMON EQUITIES: (continued)
TELECOMMUNICATION SERVICES: 1.1%
Diversified Telecommunication Services: 1.1%
China Unicom Hong Kong, Ltd.	4,634,000	$6,224,033

Total Telecommunication Services		6,224,033

HEALTH CARE: 0.1%
Pharmaceuticals: 0.1%
Sino Biopharmaceutical, Ltd.	781,000	643,155

Total Health Care		643,155

TOTAL INVESTMENTS: 99.9% (Cost $494,617,436d)		569,721,967
CASH AND OTHER ASSETS, LESS LIABILITIES : 0.1%		556,315

NET ASSETS: 100.0%		$570,278,282

a	Certain securities were fair valued under the valuation polices approved by the Board of Trustees (Note A).
b	Non-income producing security.
c	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. At March 31, 2017, the aggregate value is $3,088,834, which is 0.54% of net assets.
d	Cost for federal income tax purposes is $503,664,174 and net unrealized depreciation consists of:

Gross unrealized appreciation	$83,485,462
Gross unrealized depreciation	(17,427,669)

Net unrealized appreciation	$66,057,793

ADR	American Depositary Receipt

See accompanying notes to schedules of investments.

Matthews India Fund	March 31, 2017
Schedule of Investments[a] (unaudited)

	Shares	Value

COMMON EQUITIES: 95.7%
FINANCIALS: 32.7%
Banks: 18.3%
IndusInd Bank, Ltd.	4,625,934	$101,529,640
Kotak Mahindra Bank, Ltd.	6,697,258	89,958,925
HDFC Bank, Ltd.	3,940,165	87,605,058
DCB Bank, Ltd.[b]	12,139,846	31,859,261
Yes Bank, Ltd.	920,000	21,926,484
HDFC Bank, Ltd. ADR	206,922	15,564,673
IDFC Bank, Ltd.	13,650,467	12,468,664

		360,912,705

Consumer Finance: 7.4%
Shriram City Union Finance, Ltd.	1,873,192	68,070,704
Bharat Financial Inclusion, Ltd.[b]	3,539,665	44,066,180
Cholamandalam Investment and Finance Co., Ltd.	1,300,000	19,321,391
Sundaram Finance, Ltd.	588,318	14,630,199

		146,088,474

Thrifts & Mortgage Finance: 4.2%
Housing Development Finance Corp., Ltd.	2,458,810	56,885,560
GRUH Finance, Ltd.	4,390,669	26,767,313

		83,652,873

Capital Markets: 2.3%
CRISIL, Ltd.	1,515,723	44,452,303

Diversified Financial Services: 0.5%
IDFC, Ltd.	11,350,467	9,526,571

Total Financials		644,632,926

CONSUMER STAPLES: 17.6%
Tobacco: 7.7%
ITC, Ltd.	22,771,965	98,320,331
VST Industries, Ltd.†	1,185,704	52,378,408

		150,698,739

Personal Products: 7.5%
Emami, Ltd.	2,665,122	43,680,515
Bajaj Corp., Ltd.	6,199,447	37,713,397
Dabur India, Ltd.	8,686,064	37,101,017
Marico, Ltd.	6,422,328	29,166,484

		147,661,413

Food Products: 2.4%
Nestle India, Ltd.	244,636	25,172,545
Zydus Wellness, Ltd.	1,670,471	22,416,025

		47,588,570

Total Consumer Staples		345,948,722

INFORMATION TECHNOLOGY: 12.8%
IT Services: 10.8%
Cognizant Technology Solutions Corp. Class Ab	1,385,300	82,453,056
eClerx Services, Ltd.†	2,701,931	58,690,593
Tata Consultancy Services, Ltd.	950,000	35,576,465
Mindtree, Ltd.	4,936,665	34,428,684

		211,148,798

Internet Software & Services: 2.0%
Info Edge India, Ltd.	3,230,761	39,862,796

Total Information Technology		251,011,594

	Shares	Value

HEALTH CARE: 12.4%
Pharmaceuticals: 11.5%
Taro Pharmaceutical Industries, Ltd.[b]	759,400	$88,561,228
Ajanta Pharma, Ltd.	2,226,230	60,357,622
Alembic Pharmaceuticals, Ltd.	2,640,862	25,518,107
Sun Pharma Advanced Research Co., Ltd.[b]	4,196,014	20,448,442
Caplin Point Laboratories, Ltd.	3,023,695	18,083,498
Sun Pharmaceutical Industries, Ltd.	1,352,917	14,338,197

		227,307,094

Health Care Equipment & Supplies: 0.9%
Poly Medicure, Ltd.	4,153,464	17,369,264

Total Health Care		244,676,358

INDUSTRIALS: 11.3%
Machinery: 7.8%
AIA Engineering, Ltd.	2,978,540	72,833,984
Eicher Motors, Ltd.	127,000	50,031,126
Thermax, Ltd.	1,183,128	17,842,221
Ashok Leyland, Ltd.	9,356,152	12,183,068

		152,890,399

Air Freight & Logistics: 1.6%
Blue Dart Express, Ltd.	380,973	30,531,362

Transportation Infrastructure: 1.1%
Gujarat Pipavav Port, Ltd.	8,578,564	21,812,921

Road & Rail: 0.8%
Container Corp. of India, Ltd.	846,055	16,597,947

Total Industrials		221,832,629

CONSUMER DISCRETIONARY: 5.9%
Household Durables: 3.1%
Symphony, Ltd.	2,063,542	48,604,379
LA Opala RG, Ltd.	1,481,323	12,273,114

		60,877,493

Textiles, Apparel & Luxury Goods: 2.8%
Page Industries, Ltd.	107,100	24,117,123
Titan Co., Ltd.	3,178,691	22,659,435
Kewal Kiran Clothing, Ltd.	330,462	8,833,949
Vaibhav Global, Ltd.b	76,437	453,784

		56,064,291

Total Consumer Discretionary		116,941,784

MATERIALS: 3.0%
Chemicals: 3.0%
Supreme Industries, Ltd.	1,441,965	24,262,075
Asian Paints, Ltd.	1,176,000	19,432,287
Castrol India, Ltd.	2,299,063	15,311,154

Total Materials		59,005,516

TOTAL INVESTMENTS: 95.7% (Cost $1,423,654,161c)		1,884,049,529
CASH AND OTHER ASSETS, LESS LIABILITIES : 4.3%		84,440,472

NET ASSETS: 100.0%		$1,968,490,001

Matthews India Fund	March 31, 2017
Schedule of Investments[a] (unaudited) (continued)

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note A).
b	Non-income producing security.
c	Cost for federal income tax purposes is $1,423,757,267 and net unrealized appreciation consists of:

Gross unrealized appreciation	$519,395,277
Gross unrealized depreciation	(59,103,015)

Net unrealized appreciation	$460,292,262

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)

ADR	American Depositary Receipt

See accompanying notes to schedules of investments.

Matthews Japan Fund	March 31, 2017
Schedule of Investments[a] (unaudited)

	Shares	Value

COMMON EQUITIES: 96.9%
INDUSTRIALS: 23.6%
Machinery: 5.7%
Komatsu, Ltd.	2,444,400	$64,026,844
SMC Corp.	213,000	63,146,961
Harmonic Drive Systems, Inc.	1,759,100	55,423,637

		182,597,442

Electrical Equipment: 4.4%
Nidec Corp.	745,000	71,150,915
Mabuchi Motor Co., Ltd.	1,239,900	69,990,852

		141,141,767

Trading Companies & Distributors: 4.3%
Mitsui & Co., Ltd.	5,105,600	74,143,671
MISUMI Group, Inc.	3,508,400	63,692,647

		137,836,318

Professional Services: 4.0%
TechnoPro Holdings, Inc.†	1,889,900	73,192,870
Nihon M&A Center, Inc.	1,611,900	52,598,194

		125,791,064

Building Products: 3.0%
Daikin Industries, Ltd.	609,100	61,420,563
Aica Kogyo Co., Ltd.	1,222,800	32,331,235

		93,751,798

Road & Rail: 1.4%
Kyushu Railway Co.	970,400	29,853,081
Trancom Co., Ltd.	294,100	15,245,266

		45,098,347

Construction & Engineering: 0.8%
Totetsu Kogyo Co., Ltd.	859,300	24,738,994

Total Industrials		750,955,730

CONSUMER DISCRETIONARY: 18.7%
Automobiles: 3.8%
Suzuki Motor Corp.	2,055,300	85,364,264
Fuji Heavy Industries, Ltd.	959,900	35,207,491

		120,571,755

Auto Components: 3.8%
NGK Spark Plug Co., Ltd.	2,330,600	53,444,002
Nifco, Inc.	786,000	39,502,351
Nippon Seiki Co., Ltd.	1,258,000	27,105,752

		120,052,105

Specialty Retail: 3.7%
Nitori Holdings Co., Ltd.	610,400	77,520,295
Jin Co., Ltd.	654,300	34,187,126
VT Holdings Co., Ltd.	954,400	4,972,862

		116,680,283

Multiline Retail: 2.1%
Ryohin Keikaku Co., Ltd.	304,600	66,958,879

Internet & Direct Marketing Retail: 1.6%
Start Today Co., Ltd.	2,325,400	51,679,110

Hotels, Restaurants & Leisure: 1.6%
Kyoritsu Maintenance Co., Ltd.	1,674,600	50,025,596

	Shares	Value

Distributors: 1.1%
Doshisha Co., Ltd.†	1,900,100	$35,261,702

Media: 1.0%
Next Co., Ltd.	3,573,800	24,334,525
Septeni Holdings Co., Ltd.	2,075,600	7,495,919

		31,830,444

Total Consumer Discretionary		593,059,874

FINANCIALS: 14.6%
Banks: 7.1%
Mitsubishi UFJ Financial Group, Inc.	18,382,700	115,795,713
Sumitomo Mitsui Financial Group, Inc.	2,126,200	77,391,062
Seven Bank, Ltd.	10,613,500	34,757,348

		227,944,123

Insurance: 4.4%
Tokio Marine Holdings, Inc.	1,911,600	80,792,548
Dai-ichi Life Holdings, Inc.	3,324,800	59,511,895

		140,304,443

Diversified Financial Services: 3.1%
ORIX Corp.	3,576,400	53,082,853
Financial Products Group Co., Ltd.	3,291,900	29,277,418
Tokyo Century Corp.	447,300	15,249,004

		97,609,275

Total Financials		465,857,841

CONSUMER STAPLES: 11.2%
Food & Staples Retailing: 3.3%
Seven & I Holdings Co., Ltd.	1,538,400	60,433,952
San-A Co., Ltd.	970,600	44,238,718

		104,672,670

Food Products: 2.6%
Ezaki Glico Co., Ltd.	988,400	48,070,557
Ariake Japan Co., Ltd.	561,200	35,399,355

		83,469,912

Personal Products: 2.3%
Kao Corp.	1,358,400	74,598,653

Tobacco: 1.5%
Japan Tobacco, Inc.	1,471,700	47,900,236

Household Products: 1.5%
Pigeon Corp.	1,436,100	46,079,915

Total Consumer Staples		356,721,386

HEALTH CARE: 9.5%
Health Care Equipment & Supplies: 7.5%
Hoya Corp.	1,411,500	68,190,684
Sysmex Corp.	952,900	57,975,586
Asahi Intecc Co., Ltd.	1,378,400	57,362,732
CYBERDYNE, Inc.[b]	2,943,600	42,299,799
Daiken Medical Co., Ltd.†	1,660,000	11,950,776

		237,779,577

Health Care Technology: 1.5%
M3, Inc.	1,835,600	45,747,733

Biotechnology: 0.5%
PeptiDream, Inc.[b]	362,300	17,109,415

Matthews Japan Fund	March 31, 2017
Schedule of Investments[a] (unaudited) (continued)

	Shares	Value

COMMON EQUITIES: (continued)
Total Health Care		$300,636,725

INFORMATION TECHNOLOGY: 9.1%
Electronic Equipment, Instruments & Components: 6.0%
Murata Manufacturing Co., Ltd.	535,800	76,333,054
Keyence Corp.	177,000	71,007,584
Horiba, Ltd.	775,600	41,708,914

		189,049,552

Software: 1.9%
Oracle Corp. Japan	752,600	43,145,942
NSD Co., Ltd.	1,252,000	18,115,463

		61,261,405

Internet Software & Services: 1.2%
Infomart Corp.†	6,539,000	37,501,090

Total Information Technology		287,812,047

MATERIALS: 4.8%
Chemicals: 4.8%
Nitto Denko Corp.	719,800	55,683,742
Shin-Etsu Chemical Co., Ltd.	732,900	63,703,189
W-Scope Corp.†	2,315,300	34,177,292

Total Materials		153,564,223

REAL ESTATE: 3.4%
Real Estate Management & Development: 3.4%
Mitsui Fudosan Co., Ltd.	2,237,000	47,764,025
Relo Group, Inc.	3,698,000	61,482,991

Total Real Estate		109,247,016

TELECOMMUNICATION SERVICES: 2.0%
Wireless Telecommunication Services: 2.0%
SoftBank Group Corp.	891,200	63,199,574

Total Telecommunication Services		63,199,574

TOTAL INVESTMENTS: 96.9% (Cost $2,793,269,394c)		3,081,054,416
CASH AND OTHER ASSETS, LESS LIABILITIES : 3.1%		98,581,329

NET ASSETS: 100.0%		$3,179,635,745

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note A).
b	Non-income producing security.
c	Cost for federal income tax purposes is $2,795,598,039 and net unrealized appreciation consists of:

Gross unrealized appreciation	$375,429,492
Gross unrealized depreciation	(89,973,115)

Net unrealized appreciation	$285,456,377

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)

See accompanying notes to schedule of investments.

Matthews Korea Fund	March 31, 2017
Schedule of Investments[a] (unaudited)

	Shares	Value

COMMON EQUITIES: 78.5%
INFORMATION TECHNOLOGY: 18.7%
Technology Hardware, Storage & Peripherals: 7.7%
Samsung Electronics Co., Ltd.	7,660	$14,097,582

Semiconductors & Semiconductor Equipment: 5.0%
SK Hynix, Inc.	153,358	6,926,720
Koh Young Technology, Inc.	35,261	1,617,135
Silicon Works Co., Ltd.	21,129	579,097

		9,122,952

Internet Software & Services: 3.7%
Naver Corp.	8,678	6,635,743

Electronic Equipment, Instruments & Components: 2.3%
Samsung SDI Co., Ltd.	34,435	4,251,115

Total Information Technology		34,107,392

FINANCIALS: 17.9%
Banks: 12.4%
Shinhan Financial Group Co., Ltd.	171,036	7,126,571
KB Financial Group, Inc.	158,024	6,925,634
Hana Financial Group, Inc.	199,396	6,579,673
DGB Financial Group, Inc.	211,419	2,049,590

		22,681,468

Capital Markets: 3.5%
Kiwoom Securities Co., Ltd.	47,898	3,487,702
Shinyoung Securities Co., Ltd.	63,434	2,830,227

		6,317,929

Insurance: 2.0%
Dongbu Insurance Co., Ltd.	65,165	3,730,212

Total Financials		32,729,609

CONSUMER DISCRETIONARY: 16.6%
Hotels, Restaurants & Leisure: 5.3%
Modetour Network, Inc.	153,068	5,290,243
Kangwon Land, Inc.	128,193	4,381,782

		9,672,025

Auto Components: 5.2%
Hyundai Mobis Co., Ltd.	25,620	5,511,301
Hankook Tire Co., Ltd.	81,800	3,989,384

		9,500,685

Media: 1.5%
Innocean Worldwide, Inc.	51,137	2,817,923

Specialty Retail: 1.5%
LOTTE Himart Co., Ltd.	55,183	2,644,915

Automobiles: 1.2%
Kia Motors Corp.	65,541	2,172,205

Household Durables: 1.0%
Cuckoo Electronics Co., Ltd.	15,695	1,859,597

Multiline Retail: 0.9%
Hyundai Department Store Co., Ltd.	18,907	1,707,402

Total Consumer Discretionary		30,374,752

CONSUMER STAPLES: 6.0%
Food & Staples Retailing: 3.4%
BGF Retail Co., Ltd.	48,425	4,548,201

	Shares	Value

Hyundai Greenfood Co., Ltd.	123,055	$1,722,088

		6,270,289

Food Products: 2.6%
Orion Corp.	6,463	3,875,700
Daesang Corp.	41,661	897,984

		4,773,684

Total Consumer Staples		11,043,973

HEALTH CARE: 5.3%
Pharmaceuticals: 3.2%
Yuhan Corp.	13,841	2,755,001
DongKook Pharmaceutical Co., Ltd.	28,602	1,647,205
Dong-A ST Co., Ltd.	17,947	1,507,242

		5,909,448

Biotechnology: 2.1%
Hugel, Inc.[b]	11,365	3,752,462

Total Health Care		9,661,910

MATERIALS: 4.5%
Metals & Mining: 4.5%
POSCO	21,822	5,667,741
Korea Zinc Co., Ltd.	6,362	2,459,612

Total Materials		8,127,353

TELECOMMUNICATION SERVICES: 3.9%
Wireless Telecommunication Services: 2.1%
SK Telecom Co., Ltd. ADR	150,500	3,789,590

Diversified Telecommunication Services: 1.8%
KT Corp. ADR	193,100	3,249,873

Total Telecommunication Services		7,039,463

ENERGY: 3.0%
Oil, Gas & Consumable Fuels: 3.0%
SK Innovation Co., Ltd.	25,213	3,756,912
S-Oil Corp.	18,205	1,636,900

Total Energy		5,393,812

INDUSTRIALS: 2.6%
Aerospace & Defense: 1.6%
LIG Nex1 Co., Ltd.	40,791	2,863,594

Commercial Services & Supplies: 1.0%
KEPCO Plant Service & Engineering Co., Ltd.	33,138	1,849,656

Total Industrials		4,713,250

TOTAL COMMON EQUITIES: (Cost $97,670,994)		143,191,514

PREFERRED EQUITIES: 21.4%
INFORMATION TECHNOLOGY: 8.0%
Technology Hardware, Storage & Peripherals: 7.4%
Samsung Electronics Co., Ltd., Pfd.	9,456	13,544,682

Electronic Equipment, Instruments & Components: 0.6%
Samsung SDI Co., Ltd., Pfd.	21,209	1,134,546

Total Information Technology		14,679,228

CONSUMER STAPLES: 4.7%
Personal Products: 4.7%
LG Household & Health Care, Ltd., Pfd.	12,064	5,503,709

Matthews Korea Fund	March 31, 2017
Schedule of Investments[a] (unaudited) (continued)

	Shares	Value

AMOREPACIFIC Group, Pfd.	55,603	$2,973,316

Total Consumer Staples		8,477,025

CONSUMER DISCRETIONARY: 2.8%
Automobiles: 2.8%
Hyundai Motor Co., Ltd., 2nd Pfd.	54,940	5,086,958

Total Consumer Discretionary		5,086,958

FINANCIALS: 2.5%
Insurance: 2.5%
Samsung Fire & Marine Insurance Co., Ltd., Pfd.	28,572	4,560,585

Total Financials		4,560,585

MATERIALS: 1.9%
Chemicals: 1.9%
LG Chem, Ltd., Pfd.	20,658	3,517,693

Total Materials		3,517,693

ENERGY: 1.5%
Oil, Gas & Consumable Fuels: 1.5%
S-Oil Corp., Pfd.	38,278	2,710,749

Total Energy		2,710,749

TOTAL PREFERRED EQUITIES (Cost $24,258,858)		39,032,238

TOTAL INVESTMENTS: 99.9% (Cost $121,929,852c)		182,223,752
CASH AND OTHER ASSETS, LESS LIABILITIES : 0.1%		240,683

NET ASSETS: 100.0%		$182,464,435

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note A).
b	Non-income producing security.
c	Cost for federal income tax purposes is $123,171,861 and net unrealized appreciation consists of:

Gross unrealized appreciation	$62,593,613
Gross unrealized depreciation	(3,541,722)

Net unrealized appreciation	$59,051,891

ADR	American Depositary Receipt
Pfd.	Preferred

See accompanying notes to schedule of investments.

Matthews Asia Small Companies Fund	March 31, 2017
Schedule of Investments[a] (unaudited)

	Shares	Value

COMMON EQUITIES: 97.2%
CHINA/HONG KONG: 33.0%
Value Partners Group, Ltd.	9,548,000	$9,100,563
Clear Media, Ltd.	7,069,000	8,186,450
SITC International Holdings Co., Ltd.	10,883,000	7,478,500
Vitasoy International Holdings, Ltd.	3,706,000	7,366,969
Silergy Corp.	372,000	6,864,409
Lifetech Scientific Corp.[b]	26,564,000	6,701,566
Chow Sang Sang Holdings International, Ltd.	2,679,000	6,316,653
Qingdao Port International Co., Ltd. H Shares[c]	11,208,000	6,263,212
IMAX China Holding, Inc.[b,c]	1,193,500	6,145,874
Tongda Group Holdings, Ltd.	16,920,000	5,972,914
TCC International Holdings, Ltd.	18,258,000	5,785,630
Beijing Urban Construction Design & Development Group Co., Ltd. H Shares[c]	9,227,000	5,781,524
Melco International Development, Ltd.	3,100,000	5,475,080
Q Technology Group Co., Ltd.[b]	7,288,000	5,442,881
Ten Pao Group Holdings, Ltd.	21,300,000	5,261,787
Zhou Hei Ya International Holdings Co., Ltd.[b,c]	4,614,500	4,683,302
China Yuchai International, Ltd.	246,634	4,565,195
Genscript Biotech Corp.[b]	8,250,000	4,461,903
Hutchison China MediTech, Ltd. ADR[b]	223,300	4,454,835
Jacobson Pharma Corp., Ltd.	18,074,000	3,724,902
Gridsum Holding, Inc. ADR[b]	267,463	3,554,583
eHi Car Services, Ltd. ADR[b]	340,000	3,437,400
YY, Inc. ADR[b]	68,400	3,153,924

Total China/Hong Kong		130,180,056

TAIWAN: 13.1%
Sunny Friend Environmental Technology Co., Ltd.	1,384,000	6,660,547
Macauto Industrial Co., Ltd.	1,109,000	6,327,409
PChome Online, Inc.	752,916	6,128,190
Elite Material Co., Ltd.	1,575,000	6,124,732
Amulaire Thermal Technology, Inc.[b]	1,881,717	5,607,963
Sinbon Electronics Co., Ltd.	2,269,060	5,571,961
Taiwan Paiho, Ltd.	1,553,000	5,324,408
Aerospace Industrial Development Corp.	3,974,000	5,028,839
Kerry TJ Logistics Co., Ltd.	3,556,000	5,017,854

Total Taiwan		51,791,903

INDIA: 12.2%
GRUH Finance, Ltd.	1,276,172	7,780,066
AIA Engineering, Ltd.	250,251	6,119,366
Supreme Industries, Ltd.	297,239	5,001,255
LA Opala RG, Ltd.	583,402	4,833,625
DCB Bank, Ltd.[b]	1,791,983	4,702,799
Page Industries, Ltd.	20,457	4,606,573
Berger Paints India, Ltd.	1,148,759	4,282,081
Gujarat Pipavav Port, Ltd.	1,572,449	3,998,304
CRISIL, Ltd.	122,758	3,600,180
Emami, Ltd.	191,319	3,135,659

Total India		48,059,908

SOUTH KOREA: 12.0%
Yonwoo Co., Ltd.[b]	250,140	6,665,628
i-SENS, Inc.	228,566	6,019,633
LIG Nex1 Co., Ltd.	70,902	4,977,435

	Shares	Value

Vitzrocell Co., Ltd.	389,604	$4,894,873
NICE Holdings Co., Ltd.	292,323	4,522,210
Medy-Tox, Inc.	10,871	4,500,742
Hy-Lok Corp.	224,595	4,392,867
Value Added Technologies Co., Ltd.	165,770	4,157,973
Dexter Studios Co., Ltd.[b]	579,845	3,260,335
Cell Biotech Co., Ltd.	72,548	2,232,307
CLIO Cosmetics Co., Ltd.	26,115	957,449
LEENO Industrial, Inc.	18,910	707,667

Total South Korea		47,289,119

INDONESIA: 7.5%
PT Bank Tabungan Pensiunan Nasional	33,242,600	6,810,424
PT Astra Otoparts	28,221,825	5,930,067
PT Sumber Alfaria Trijaya	137,099,600	5,350,028
PT Ultrajaya Milk Industry & Trading Co.[b]	13,318,000	4,277,591
PT Arwana Citramulia	106,113,200	3,806,394
PT Puradelta Lestari	215,410,900	3,685,272

Total Indonesia		29,859,776

MALAYSIA: 5.9%
GD Express Carrier BHD	14,778,700	6,848,735
Unisem M BHD	8,490,900	6,024,500
Karex BHD	10,820,825	5,281,433
Bursa Malaysia BHD	2,269,900	5,016,297

Total Malaysia		23,170,965

THAILAND: 3.4%
Aeon Thana Sinsap Thailand Public Co., Ltd.	1,616,700	4,845,983
Forth Smart Service Public Co., Ltd.	8,674,600	4,619,721
Plan B Media Public Co., Ltd. F Shares	22,306,600	3,893,262
Aeon Thana Sinsap Thailand Public Co., Ltd. NVDR	88,700	265,874

Total Thailand		13,624,840

PHILIPPINES: 2.5%
Concepcion Industrial Corp.	4,521,590	5,632,275
Philippine Seven Corp.	1,301,861	4,410,889

Total Philippines		10,043,164

SINGAPORE: 2.4%
Delfi, Ltd.	3,749,000	5,976,531
iFAST Corp., Ltd.	6,647,700	3,398,574

Total Singapore		9,375,105

JAPAN: 1.9%
Honma Golf, Ltd.[b,c]	4,727,500	3,820,202
W-Scope Corp.	241,600	3,566,377

Total Japan		7,386,579

ISRAEL: 1.4%
Sarine Technologies, Ltd.	3,974,300	5,469,155

Total Israel		5,469,155

VIETNAM: 1.3%
DHG Pharmaceutical JSC	822,990	5,006,571

Total Vietnam		5,006,571

Matthews Asia Small Companies Fund	March 31, 2017
Schedule of Investments[a] (unaudited) (continued)

	Shares	Value

COMMON EQUITIES: (continued)
UNITED STATES: 0.6%
Oclaro, Inc.[b]	236,400	$2,321,448

Total United States		2,321,448

TOTAL INVESTMENTS: 97.2% (Cost $342,299,163d)		383,578,589
CASH AND OTHER ASSETS, LESS LIABILITIES : 2.8%		11,136,560

NET ASSETS: 100.0%		$394,715,149

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note A).
b	Non-income producing security.
c	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. At March 31, 2017, the aggregate value is $26,694,114, which is 6.76% of net assets.
d	Cost for federal income tax purposes is $343,146,140 and net unrealized appreciation consists of:

Gross unrealized appreciation	$69,990,990
Gross unrealized depreciation	(29,558,541)

Net unrealized appreciation	$40,432,449

ADR	American Depositary Receipt
BHD	Berhad
JSC	Joint Stock Co.
NVDR	Non-voting Depositary Receipt

See accompanying notes to schedules of investments.

Matthews China Small Companies Fund	March 31, 2017
Schedule of Investments[a] (unaudited)

	Shares	Value

COMMON EQUITIES: 98.0%
INDUSTRIALS: 27.1%
Transportation Infrastructure: 6.4%
Yuexiu Transport Infrastructure, Ltd.	698,000	$540,055
Qingdao Port International Co., Ltd. H Shares [b]	964,000	538,699

		1,078,754

Machinery: 5.0%
TK Group Holdings, Ltd.	1,436,000	430,779
China Yuchai International, Ltd.	16,300	301,713
CIMC Enric Holdings, Ltd.	174,000	109,385

		841,877

Commercial Services & Supplies: 4.9%
Sunny Friend Environmental Technology Co., Ltd.	109,000	524,566
Greentown Service Group Co., Ltd.[b]	786,000	292,487

		817,053

Marine: 4.0%
SITC International Holdings Co., Ltd.	968,000	665,183

Air Freight & Logistics: 2.6%
Kerry Logistics Network, Ltd.	311,000	436,416

Construction & Engineering: 1.5%
Beijing Urban Construction Design & Development Group Co., Ltd. H Shares [b]	404,000	253,141

Electrical Equipment: 1.4%
Voltronic Power Technology Corp.	16,974	226,562

Professional Services: 1.3%
51job, Inc. ADR[c]	5,924	217,174

Total Industrials		4,536,160

CONSUMER DISCRETIONARY: 22.7%
Household Durables: 10.1%
Wuxi Little Swan Co., Ltd. B Shares	168,217	671,006
Q Technology Group Co., Ltd.[c]	583,000	435,401
Guangzhou Holike Creative Home Co., Ltd. A Shares	56,678	303,213
Vatti Corp., Ltd. A Shares	57,184	276,967

		1,686,587

Media: 3.3%
Clear Media, Ltd.	321,000	371,743
IMAX China Holding, Inc.[b,c]	34,900	179,716

		551,459

Hotels, Restaurants & Leisure: 2.9%
Melco International Development, Ltd.	150,000	264,923
Fairwood Holdings, Ltd.	53,500	214,815

		479,738

Specialty Retail: 2.1%
Chow Sang Sang Holdings International, Ltd.	152,000	358,392

Leisure Products: 1.7%
Honma Golf, Ltd.[b,c]	354,500	286,465

Auto Components: 1.4%
Hu Lane Associate, Inc.	49,000	243,882

Diversified Consumer Services: 1.2%
China Maple Leaf Educational Systems, Ltd.	264,000	199,176

Total Consumer Discretionary		3,805,699

	Shares	Value

INFORMATION TECHNOLOGY: 14.9%
Semiconductors & Semiconductor Equipment: 6.2%
Silergy Corp.	47,000	$867,278
Parade Technologies, Ltd.	15,000	174,222

		1,041,500

Electronic Equipment, Instruments & Components: 3.4%
All Ring Tech Co., Ltd.	143,000	344,572
Elite Material Co., Ltd.	56,000	217,768
China High Precision Automation Group, Ltd.[c,d]	195,000	251

		562,591

Communications Equipment: 2.1%
Advanced Ceramic X Corp.	18,000	176,841
Oclaro, Inc.[c]	17,900	175,778

		352,619

Software: 2.0%
Gridsum Holding, Inc. ADR[c]	24,465	325,140

Internet Software & Services: 1.2%
Sohu.com, Inc.[c]	5,200	204,516

Total Information Technology		2,486,366

HEALTH CARE: 13.1%
Biotechnology: 5.2%
China Biologic Products, Inc.[c]	5,000	500,650
Shanghai Haohai Biological Technology Co., Ltd. H Shares [b]	81,600	376,421

		877,071

Health Care Equipment & Supplies: 4.1%
Shandong Weigao Group Medical Polymer Co., Ltd. H Shares	536,000	383,697
Lifetech Scientific Corp.[c]	1,172,000	295,672

		679,369

Life Sciences Tools & Services: 2.2%
Genscript Biotech Corp.[c]	664,000	359,116

Pharmaceuticals: 1.1%
Jacobson Pharma Corp., Ltd.	866,000	178,475

Health Care Providers & Services: 0.5%
Zhejiang Dian Diagnostics Co., Ltd. A Shares	20,100	90,494

Total Health Care		2,184,525

REAL ESTATE: 6.0%
Real Estate Management & Development: 6.0%
CIFI Holdings Group Co., Ltd.	1,004,000	390,171
KWG Property Holding, Ltd.	564,500	409,073
K Wah International Holdings, Ltd.	321,000	213,260

Total Real Estate		1,012,504

FINANCIALS: 4.9%
Capital Markets: 3.0%
Value Partners Group, Ltd.	534,000	508,976

Banks: 1.9%
Dah Sing Banking Group, Ltd.	158,400	312,249

Total Financials		821,225

Matthews China Small Companies Fund	March 31, 2017
Schedule of Investments[a] (unaudited) (continued)

	Shares	Value

COMMON EQUITIES: (continued)
MATERIALS: 3.6%
Construction Materials: 3.4%
China Resources Cement Holdings, Ltd.	1,024,000	$573,548

Metals & Mining: 0.2%
MMG, Ltd.[c]	88,000	32,841

Total Materials		606,389

ENERGY: 3.0%
Oil, Gas & Consumable Fuels: 3.0%
China Aviation Oil Singapore Corp., Ltd.	455,700	496,740

Total Energy		496,740

CONSUMER STAPLES: 2.7%
Food Products: 2.7%
Vitasoy International Holdings, Ltd.	132,000	262,396
Tehmag Foods Corp.	24,000	187,456

Total Consumer Staples		449,852

TOTAL INVESTMENTS: 98.0% (Cost $14,550,169e)		16,399,460
CASH AND OTHER ASSETS, LESS LIABILITIES : 2.0%		341,143

NET ASSETS: 100.0%		$16,740,603

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note A).
b	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. At March 31, 2017, the aggregate value is $1,634,442, which is 9.76% of net assets.
c	Non-income producing security.
d	Illiquid security, trading was halted at March 31, 2017.
e	Cost for federal income tax purposes is $14,570,829 and net unrealized appreciation consists of:

Gross unrealized appreciation	$2,301,157
Gross unrealized depreciation	(472,526)

Net unrealized appreciation	$1,828,631

ADR	American Depositary Receipt

See accompanying notes to schedule of investments.

Notes to Schedules of Investments (unaudited)

A.	SECURITY VALUATION: The value of the Matthews Asia Funds’ (each a “Fund”, and collectively the “Funds” or the “Trust”) securities is based on market quotations for those securities, or on their fair value determined by the valuation policies approved by the Funds’ Board of Trustees (the “Board”). Market quotations and valuation information are provided by commercial pricing services or securities dealers that are independent of the Funds and Matthews International Capital Management, LLC (“Matthews”), in accordance with procedures established by the Funds’ Board. Foreign exchange-traded securities are valued as of the close of trading on the primary exchange on which they trade. Securities that trade in over-the-counter markets, including most debt securities (bonds), may be valued by other third-party vendors or by using indicative bid quotations from dealers or market makers, or other available market information. Market values for securities are determined based on quotations, market data or other information from the principal (or most advantageous) market on which the security is traded. Market quotations for equity securities used by the Funds include last reported sale prices, or, if such prices are not reported or available, bid and ask prices. Financial futures contracts traded on exchanges are valued at their settlement price. Swap agreements are valued utilizing quotes received daily by the Funds’ pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined at the close of business on the New York Stock Exchange (“NYSE”). Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. The Funds may also utilize independent pricing services to assist them in determining a current market value for each security based on sources believed to be reliable.

The Board has delegated the responsibility of making fair value determinations to the Trustee Valuation Committee (the “Valuation Committee”) subject to the Funds’ pricing policies. When fair value pricing is employed, the prices of securities used by a Fund to calculate its Net Asset Value (“NAV”) may differ from any quoted or published prices for the same securities for that day. All fair value determinations are made subject to the Board’s oversight. Events affecting the value of foreign investments may occur between the time at which they are determined and when the Funds calculate their NAV, which is normally the close of trading on the NYSE. If such events render market quotations unreliable, and the impact of such events can be reasonably determined, the investments will be valued at their fair value in accordance with pricing policies. The fair value of a security held by the Funds may be determined using the services of third-party pricing services to assist in this process.

The books and records of the Funds are maintained in U.S. dollars. Transactions, portfolio securities, and assets and liabilities denominated in a foreign currency are translated and recorded in U.S. dollars at the prevailing exchange rate as of the close of trading on the NYSE. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds isolate that portion of gains and losses on investments in fixed income securities that is due to changes in foreign exchange rate from that which is due to changes in market prices of securities.

Foreign securities held by the Funds may be traded on days and at times when the NYSE is closed. Accordingly, the value of the Funds may be significantly affected on days when shareholders have no access to the Funds.

B.

FAIR VALUE MEASUREMENTS: In accordance with the guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States (“U.S. GAAP”), the Funds disclose the fair value of their investments and derivative financial instruments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). Various inputs are used in determining the fair value of investments and derivative financial instruments, which are as follows:

Level 1: Quoted prices in active markets for identical securities.

Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, foreign exchange etc.).

Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments and derivative financial instruments).

The summary of inputs used to determine the fair valuation of the Fund’s investments and derivative financial instruments as of March 31, 2017 is as follows:

	Matthews Asia Strategic Income Fund	Matthews Asia Credit Opportunities Fund	Matthews Asian Growth and Income Fund	Matthews Asia Dividend Fund	Matthews Asia Value Fund	Matthews Asia Focus Fund	Matthews Asia Growth Fund
Assets:
Investments:
Level 1: Quoted Prices
Bangladesh	$—	$—	$—	$—	$—	$—	$4,093,827
China/Hong Kong	—	—	140,809,597	130,792,421	416,970	213,407	65,953,418
India	—	—	—	12,665,449	—	—	—
Indonesia	—	—	44,741,418	43,302,424	—	—	15,305,871
Israel	—	—	—	—	23,324	—	—
Malaysia	—	—	—	—	110,509	298,097	—
Pakistan	—	—	—	—	—	—	10,290,085
Philippines	—	—	30,069,955	58,630,540	—	—	4,567,468
Singapore	—	—	—	88,743,245	73,063	—	—
Sri Lanka	—	—	—	—	—	—	19,388,195
South Korea	—	—	86,132,131	85,342,623	374,513	—	—
Taiwan	—	—	57,352,982	99,437,550	76,236	—	—
United States	—	—	45,981,633	—	97,014	352,653	—
Vietnam	—	—	39,638,405	74,864,492			16,355,659
Level 2: Other Significant Observable Inputs
Foreign Government Obligations[a]	25,719,787	1,991,850	—	—	—	—	—
Non-Convertible Corporate Bonds[a]	37,401,301	11,726,429	—	—	—	—	—
Convertible Corporate Bonds[a]	6,201,300	1,674,800	277,447,559	—	—	—	—
Common Equities:
Australia	—	—	144,234,389	84,003,989	—	222,188	31,064,182
Bangladesh	—	—	—	—	—	—	15,185,237
China/Hong Kong	—	—	560,281,279	1,583,334,725	452,973	3,448,451	27,630,537
India	—	—	42,543,931	243,839,140	—	513,774	78,688,273
Indonesia	—	—	26,449,954	144,515,722	—	399,614	80,639,443
Japan	—	—	199,741,745	1,522,545,866	333,579	292,928	242,453,597
Luxembourg	—	—	—	75,324,264	—	—	—
Malaysia	—	—	94,949,273	—	48,986	338,242	—
New Zealand	—	—	39,882,589	—	—	—	—
Norway	—	—	42,290,361	—	—	—	—
Philippines	—	—	—	—	—	—	13,819,608
Singapore	—	—	400,524,445	341,664,490	151,316	1,438,018	—
South Korea	—	—	168,554,150	195,273,077	440,983	1,511,238	—
Switzerland	—	—	—	—	52,497	274,109	—
Taiwan	—	—	70,746,453	54,528,002	106,672	917,966	3,510,787
Thailand	—	—	37,340,554	87,009,178	17,646	305,413	7,633,170
Vietnam	—	—	—	—	—	—	3,002,951
Preferred Equities:
South Korea	—	—	92,510,593	284,038,394	324,010	—	—

Total Market Value of Investments	$69,322,388	$15,393,079	$2,642,223,396	$5,209,855,591	$3,100,291	$10,526,098	$639,582,308

[a]	Industry, countries, or security types are disclosed on the Schedule of Investments.

	Matthews Asia Strategic Income Fund	Matthews Asia Credit Opportunities Fund
Derivative Financial Instruments[1]
Assets
Level 2:
Other Significant Observable Inputs
Foreign Currency Exchange Contracts	$153,007	$—

Liabilities
Level 2:
Other Significant Observable Inputs
Foreign Currency Exchange Contracts	(412,037)
Credit default swaps	(4,470)	(1,118)

	($416,507)	($1,118)

[1]	Derivative financial instruments are foreign currency exchange contracts and swaps. Foreign currency exchange contracts and swaps are valued at the unrealized appreciation/depreciation on the instrument.

	Matthews China Dividend Fund	Matthews China Fund	Matthews India Fund	Matthews Japan Fund	Matthews Korea Fund	Matthews China Small Companies Fund
Assets:
Investments:
Level 1: Quoted Prices
Common Equities:
Consumer Discretionary	$1,052,680	$21,820,992	$9,287,733	$—	$9,794,755	$1,909,394
Consumer Staples	2,469,233	—	52,378,408	—	4,695,404	—
Financials	—	—	83,635,377	—	—	—
Health Care	3,760,890	—	124,013,990	—	—	877,071
Industrials	2,452,984	—	72,833,984	—	—	745,449
Information Technology	5,112,000	79,678,101	141,143,649	—	579,097	705,434
Real Estate	3,642,735	—	—	—	—	—
Telecommunication Services	6,701,056	—	—	—	7,039,463	—
Preferred Equities:
Consumer Staples	—	—	—	—	2,973,316	—
Financials	—	—	—	—	4,560,585	—
Level 2: Other Significant Observable Inputs
Common Equities:
Consumer Discretionary	31,637,527	51,441,640	107,654,051	593,059,874	20,579,997	1,896,305
Consumer Staples	15,641,559	11,449,167	293,570,314	356,721,386	6,348,569	449,852
Energy	7,457,872	32,317,895	—	—	5,393,812	496,740
Financials	32,669,457	183,660,157	560,997,549	465,857,841	32,729,609	821,225
Health Care	10,570,870	643,155	120,662,368	300,636,725	9,661,910	1,307,454
Industrials	27,613,077	36,255,485	148,998,645	750,955,730	4,713,250	3,790,711
Information Technology	25,949,499	90,693,450	109,867,945	287,812,047	33,528,295	1,780,681
Materials	3,673,333	26,835,987	59,005,516	153,564,223	8,127,353	606,389
Real Estate	5,260,963	14,614,540	—	109,247,016	—	1,012,504
Telecommunication Services	11,292,718	6,224,033	—	63,199,574	—	—
Utilities	5,130,196	14,087,365	—	—	—	—
Preferred Equities:
Consumer Discretionary	—	—	—	—	5,086,958	—
Consumer Staples	—	—	—	—	5,503,709	—
Energy	—	—	—	—	2,710,749	—
Information Technology	—	—	—	—	14,679,228	—
Materials	—	—	—	—	3,517,693	—
Level 3: Significant Unobservable Inputs
Common Equities:
Information Technology	—	—	—	—	—	251

Total Market Value of Investments	$202,088,649	$569,721,967	$1,884,049,529	$3,081,054,416	$182,223,752	$16,399,460

	Matthews Pacific Tiger Fund	Matthews Asia ESG Fund	Matthews Emerging Asia Fund	Matthews Asia Innovators Fund	Matthews Asia Small Companies Fund
Assets:
Investments:
Level 1: Quoted Prices
Common Equities:
Bangladesh	$—	$349,080	$29,362,959	$2,906,519	$—
China/Hong Kong	511,736,535	258,213	1,551,464	24,035,116	27,352,387
India	—	481,471	6,545,618	—	6,119,366
Indonesia	22,696,124	—	14,179,098	1,478,618	26,174,504
Israel	—	—	—	—	5,469,155
Japan	7,507,392	123,072	—	—	3,820,202
Malaysia	80,151,870	—	—	—	16,322,230
Pakistan	—	162,204	44,426,075	—	—
Philippines	—	236,202	10,085,662	3,179,590	10,043,164
Singapore	14,339,433	274,223	—	1,354,257	5,976,531
South Korea	110,108,390	—	—	1,977,223	17,747,827
Sri Lanka	—	147,183	7,997,997	—	—
Taiwan	—	224,197	—	—	—
United States	205,191,231	—	—	—	2,321,448
Vietnam	194,181,003	77,576	36,754,661	799,005	—
Warrants:
Malaysia	4,347,211	—	—	—	—
Level 2: Other Significant Observable Inputs
Common Equities:
Australia	—	—	2,576,486	282,152	—
Bangladesh	—	249,057	8,143,764	—	—
China/Hong Kong	1,748,410,355	2,188,156	22,395,292	15,295,138	102,827,669
India	1,613,074,298	1,188,444	34,860,986	10,136,687	41,940,542
Indonesia	472,858,143	372,934	24,641,085	6,500,469	3,685,272
Japan	—	1,564,083	—	—	3,566,377
Luxembourg	—	186,902	—	—	—
Malaysia	175,407,447	—	—	—	6,848,735
Pakistan	—	164,508	8,089,971	—	—
Philippines	181,771,253	237,448	7,104,635	—	—
Singapore	—	—	2,512,401	—	3,398,574
South Korea	881,889,981	1,139,776	—	22,029,822	29,541,292
Sri Lanka	—	—	6,058,912	—	—
Switzerland	204,344,117	—	—	—	—
Taiwan	447,257,533	1,112,240	—	10,786,106	51,791,903
Thailand	422,198,226	478,843	1,957,167	4,163,176	13,624,840
Vietnam	—	—	13,470,863	2,616,505	5,006,571
Preferred Equities:
South Korea	—	334,763	—	3,499,329	—
Level 3: Significant Unobservable Inputs
Common Equities:
China/Hong Kong	44,097,021	—	—	—	—

Total Market Value of Investments	7,341,567,563	$11,550,575	$282,715,096	$111,039,712	$383,578,589

Foreign securities that are valued based on market quotations are categorized as Level 1 in the fair value hierarchy. Certain foreign securities may be fair valued by external pricing services when the Funds determine that events affecting the value of foreign securities which occur between the time at which they are determined and the close of trading on the NYSE render market quotations unreliable. Such fair valuations are typically categorized as Level 2 in the fair value hierarchy. The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the reporting period. At March 31, 2017, the Funds utilized third-party pricing services to fair value certain securities, some of which were different than the securities which had been valued by third-party pricing services at December 31, 2016. As a result, certain securities held by the Funds were transferred from Level 2 into Level 1 and certain securities held by the Funds were transferred from Level 1 to Level 2 with beginning of period values as follows:

	Transfer to Level 1 from Level 2	Transfer to Level 2 from Level 1
Matthews Asia Growth and Income Fund	$133,825,191	$34,781,239
Matthews Asia Dividend Fund	321,079,138	126,089,312
Matthews China Dividend Fund	6,372,754	—
Matthews Asia Value Fund	273,526	23,575
Matthews Asia Focus Fund	243,603	—
Matthews Asia Growth Fund	23,749,565	13,888,472
Matthews Pacific Tiger Fund	276,178,977	56,142,629
Matthews Asia ESG Fund	362,409	661,332
Matthews Emerging Asia Fund	29,476,148	17,262,959
Matthews Asia Innovators Fund	7,070,091	—
Matthews India Fund	130,225,465	49,199,024
Matthews Japan Fund	—	38,220,218
Matthews Korea Fund	14,481,946	—
Matthews Asia Small Companies Fund	42,891,212	9,219,169
Matthews China Small Companies Fund	861,291	—

Level 3 securities consisted of equities that, as of March 31, 2017, were suspended from trading. As described in Note A, these securities are valued based on their fair value as determined under the direction of the Board. The significant unobservable inputs, the methodology used for valuing such securities, and the characterization of such securities as Level 3 securities are not necessarily an indication of liquidity, or the risk associated with investing in these securities. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 securities and could impact overall Fund performance. Level 2 equity securities consist primarily of securities that have been fair valued by third-party pricing services (see Note A).

A reconciliation of Level 3 investments for which significant unobservable inputs were used to determine value are as follows:

	Matthews Pacific Tiger Fund	Matthews Emerging Asia Fund	Matthews China Small Companies Fund
	Common Equities - China/ Hong Kong	Common Equities - Pakistan	Common Equities - Information Technology
Balance as of 12/31/16 (market value)	$43,840,293	$332,382	$251
Accrued discounts/premiums	—	—	—
Realized gain/(loss)	—	—	—
Change in unrealized appreciation	256,728	—	—
Purchases	—	—	—
Sales	—	—	—
Transfers in to Level 3*	—	—	—
Transfers out of Level 3*	—	(332,382)	—

Balance as of 3/31/17 (market value)	$44,097,021	$—	$251

Net change in unrealized appreciation/depreciation on Level 3 investments held as of 3/31/17	$256,728	$—	$—

*	The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

Certain foreign securities, for which market quotations are not readily available, may be fair valued and classified as either Level 2 or Level 3. When the underlying inputs include significant observable inputs obtained from sources independent of the Funds, the securities are classified as Level 2. These inputs include evaluated prices from the Funds’ pricing vendors, day-on-day price changes, primary and ancillary pricing sources, and other available independent market indicators of value. When the underlying inputs include significant unobservable inputs and reflect assumptions of market participants, the securities are classified as Level 3. As of March 31, 2017, the Funds that previously used quoted prices or observable inputs now also utilize significant unobservable inputs for certain securities that were suspended from trading. As a result, certain securities held by the Funds that were previously classified as Level 1 or Level 2 were transferred to Level 3. Certain securities held by the Funds that were suspended from trading and classified as Level 3 on December 31, 2016 subsequently resumed trading and were transferred from Level 3 to Level 1, Level 2 or were sold.

The following table summarizes the valuation techniques used and unobservable inputs developed by the Valuation Committee to determine the fair value of certain, material Level 3 investments:

	Value	Valuation Technique	Unobservable Input[1]	Unobservable Input - Proxy Factor Price Movement
Matthews Pacific Tiger Fund Assets:
Common Equity	$44,097,021	Last Price[2] Multiplied by Proxy factor[3]	Proxy factor[3]	-7%

[1]	Increase in unobservable input may result in a significant increase to value, while a decrease in unobservable input may result in a significant decrease to value.
[2]	Last Price could include closing price, last reported sales price, or last fair valued price as described in Note A.
[3]	Proxy factor considers movement of the Shenzhen Stock Exchange Composite Index.

C.	DERIVATIVE FINANCIAL INSTRUMENTS

Each of the Matthews Asia Strategic Income Fund and the Matthews Asia Credit Opportunities Fund engages in derivative transactions for a variety of purposes, including managing interest rate, currency and credit exposure. In particular, each Fund may seek to take on currency exposure by using derivatives such as currency forwards, and the Matthews Asia Strategic Income Fund may also employ a currency overlay strategy in an effort to enhance returns and moderate volatility. Derivative financial instruments and transactions in which each Fund may engage include financial futures contracts, swaps and/or forward foreign currency exchange contracts. The currency overlay strategy involves long and short positions on one or more currencies. As a result, each Fund’s exposure to a currency could exceed the value of the Fund’s assets and the Fund could be exposed to currency risk whether or not it holds a bond or other instrument denominated in that currency. The gross notional value of derivative financial instruments and transactions could exceed the value of the Fund’s net assets, although the net market value of these instruments and transactions, on a marked-to-market basis, at most times, is expected to be substantially lower. The primary risks associated with the use of derivative financial instruments are: (i) Matthews may not correctly predict the direction of currency exchange rates, interest rates, security prices, or other economic factors; (ii) Matthews may not correctly predict changes in the value of derivative financial instruments and related underlying instruments or assets, which may result in disproportionately increased losses and/or reduced opportunities for gains; (iii) imperfect correlation between the change in market value of the securities held by a Fund and the price of financial futures contracts and credit default swaps contracts; (iv) the lack of, or a reduction in the liquidity of, any secondary market for the instrument, and the resulting inability to close the position (or exit the position) when desired; (v) losses, which are potentially unlimited, due to unanticipated market movements; (vi) the value of the instrument may change unfavorably due to movements in the value of the referenced foreign currencies; (vii) a Fund may suffer disproportionately heavy losses relative to the amount invested; (viii) changes in the value of the derivatives may not match or fully offset changes in the value of hedged or related portfolio securities, thereby failing to achieve the hedging or investment purpose for the derivative transaction; and (ix) the other party to the instrument may fail to fulfill its obligation.

Financial Futures Contracts: Financial futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on settlement date. Pursuant to the contract, the Fund agrees to receive from or pay an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Forward Foreign Currency Exchange Contracts: A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Matthews Asia Strategic Income Fund does not offset financial assets and financial liabilities on forward foreign currency contracts in the Statement of Assets and Liabilities as they are not subject to netting arrangements.

Swaps: The Matthews Asia Strategic Income Fund and the Matthews Asia Credit Opportunities Fund enter into swap contracts to manage exposure to issuers, markets and securities to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk). Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the amortized premium received or paid.

The Funds may buy credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

Counterparty Credit Risk: A derivative contract may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund.

With exchange traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

In order to better define its contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Cash collateral that has been pledged to cover obligations of a Fund, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

D.	HOLDINGS OF 5% VOTING SHARES OF PORTFOLIO COMPANIES

The 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting shares. During the period ended March 31, 2017, the Funds below held 5% or more of the outstanding voting shares of the noted portfolio companies. During this period, other Funds in the Trust may also have held voting shares of the issuers at levels below 5%.

Investments in affiliates:

A summary of transactions in securities of issuers affiliated with a Fund for the period ended March 31, 2017 is as follows:

	Shares Held at Dec. 31, 2016	Shares Purchased	Shares Sold	Shares Held at March 31, 2017	Value at March 31, 2017
MATTHEWS ASIA DIVIDEND FUND
Name of Issuer:
Anritsu Corp.	6,321,500	758,500	—	7,080,000	$53,690,081
Ascendas India Trust	53,470,700	—	—	53,470,700	43,002,850
Breville Group, Ltd.	10,644,019	—	—	10,644,019	84,003,989
Minth Group, Ltd.	57,963,000	—	—	57,963,000	233,712,082
Yuexiu Transport Infrastructure, Ltd.	100,968,000	—	8,322,000	92,646,000	71,681,849

Total Affiliates					$486,090,851

MATTHEWS PACIFIC TIGER FUND
Name of Issuer:
Cheil Worldwide, Inc.	6,504,297	250,000	—	6,754,297	$114,784,800
Fuyao Glass Industry Group Co., Ltd. H Shares	34,836,000	—	2,000,000	32,836,000	113,962,954
Green Cross Corp.	776,872	—	—	776,872	110,108,390
Just Dial, Ltd.	3,557,718	—	—	3,557,718	28,911,394
Synnex Technology International Corp.	103,100,921	—	7,500,000	95,600,921	102,873,970
Tata Power Co., Ltd.	171,620,436	—	7,000,000	164,620,436	229,092,182

Total Affiliates					$699,733,690

MATTHEWS EMERGING ASIA FUND
Name of Issuer:
National Seed JSC	979,585	—	—	979,585	$4,369,496

Total Affiliates					$4,369,496

MATTHEWS INDIA FUND
Name of Issuer:
eClerx Services, Ltd.	2,751,931	—	50,000	2,701,931	$58,690,593
VST Industries, Ltd.	1,185,704	—	—	1,185,704	52,378,408

Total Affiliates					$111,069,001

MATTHEWS JAPAN FUND
Name of Issuer:
Daiken Medical Co., Ltd.	1,755,200	—	95,200	1,660,000	$11,950,776
Doshisha Co., Ltd.	1,989,400	—	89,300	1,900,100	35,261,702
Infomart Corp.	6,539,000	—	—	6,539,000	37,501,090
Septeni Holdings Co., Ltd.†	7,039,100	—	4,963,500	2,075,600	—
TechnoPro Holdings, Inc.	2,045,800	—	155,900	1,889,900	73,192,870
W-Scope Corp.	2,315,300	—	—	2,315,300	34,177,292

Total Affiliates					$192,083,730

†	Issuer was not an affiliated company as of March 31, 2017.

E.	INCOME TAX INFORMATION

Under current tax law, the Funds have elected to defer certain qualified late-year losses and recognize such losses in the year ending December 31, 2017.

Late Year Losses*
Matthews Asia Strategic Income Fund	$121,441
Matthews Asian Growth and Income Fund	7,187,374
Matthews Asia Dividend Fund	10,884,608
Matthews China Dividend Fund	13,952
Matthews Asia ESG Fund	13,364
Matthews China Fund	1,208,997
Matthews Japan Fund	2,221,694

*	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next fiscal year.

As of December 31, 2016, the Funds have capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

	Amount With No Expiration*
	Short-term	Long-term
LOSSES DEFERRED EXPIRING IN:	Losses	Losses	Total
Matthews Asia Strategic Income Fund	$1,806,590	$396,949	$2,203,539
Matthews Asia Focus Fund	153,688	740,492	894,180
Matthews Asia ESG Fund	42,774	—	42,774
Matthews Asia Small Companies Fund	1,481,217	—	1,481,217

*	Post-Enactment Losses: Must be utilized prior to losses subject to expiration.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For additional information regarding the accounting policies of the Matthews Asia Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) were effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Matthews International Funds

By (Signature and Title)*	/s/ William J. Hackett
William J. Hackett, President
(principal executive officer)

Date	May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William J. Hackett
William J. Hackett, President
(principal executive officer)

Date	May 26, 2017

By (Signature and Title)*	/s/ Shai Malka
Shai Malka, Treasurer
(principal financial officer)

Date	May 26, 2017

* Print the name and title of each signing officer under his or her signature.